Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	CAMELOT INFORMATION SYSTEMS INC.
Entity Central Index Key	0001487295
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	185,069,020
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 93,876	$ 57,128
Restricted cash	1,137	4,626
Short-term investment	1,284
Billed accounts receivable, net of allowance for doubtful accounts of US$2,726 and US$3,739 as of December 31, 2011 and 2012, respectively	45,279	47,834
Unbilled accounts receivable, net of allowance for doubtful accounts of US$927 and nil as of December 31, 2011 and 2012, respectively	105,240	87,212
Term deposits	313	45,318
Inventories	822	576
Deferred costs	2,612	1,396
Deferred tax assets-current	2,266	1,930
Prepaid expenses and other current assets	17,695	15,757
Total current assets	270,524	261,777
Property and equipment, net	4,393	4,673
Intangible assets, net	11,949	18,250
Deferred tax assets-noncurrent	613	1,197
Project deposits	94	74
Rental deposits and other noncurrent assets	1,355	1,427
Goodwill		27,998
Total assets	288,928	315,396
Current liabilities:
Short term borrowings	1,077	8,847
Accounts payable	21,347	20,041
Deferred revenue	16,314	8,391
Income taxes payable	12,474	10,548
Accrued expenses and other payables	28,665	23,272
Consideration payable in connection with business acquisitions	2,992	5,132
Total current liabilities	82,869	76,231
Borrowings, less current portion	408	378
Deferred tax liabilities-noncurrent	1,717	2,871
Contingent consideration payable-noncurrent		2,822
Other noncurrent liabilities	661	1,006
Total liabilities	85,655	83,308
Commitments and contingencies (Note 20)
Camelot Information Systems Inc. shareholders' equity:
Ordinary shares (no par value; 451,925,654 shares authorized as of December 31, 2011 and 2012; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011; 190,926,475 shares issued and 185,069,020 shares outstanding as of December 31, 2012)
Additional paid-in capital	194,039	189,094
Statutory reserves	11,592	10,527
Retained earnings (accumulated deficit)	(31,171)	10,440
Accumulated other comprehensive income	23,808	21,684
Total Camelot Information Systems Inc. shareholders' equity	198,268	231,745
Noncontrolling interest	5,005	343
Total equity	203,273	232,088
Total liabilities and equity	$ 288,928	$ 315,396

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 3,739	$ 3,653	$ 404
Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	451,925,654	451,925,654
Ordinary shares, shares issued	190,926,475	182,762,475
Ordinary shares, shares outstanding	185,069,020	177,621,367
Billed accounts receivable
Accounts receivable, allowance for doubtful accounts	3,739	2,726
Unbilled accounts receivable
Accounts receivable, allowance for doubtful accounts		$ 927

Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net revenues	$ 254,063	$ 227,120	$ 192,863
Cost of revenues (including share-based compensation of US$136, US$1,463 and US$278 for the years ended December 31, 2010, 2011 and 2012, respectively)	(192,034)	(167,520)	(130,862)
Gross profit	62,029	59,600	62,001
Operating expenses:
Selling and marketing expenses (including share-based compensation of US$354, US$7,427 and US$2,043 for the years ended December 31, 2010, 2011 and 2012, respectively)	(15,409)	(20,263)	(11,138)
General and administrative expenses (including share-based compensation of US$2,434, US$10,476 and US$2,120 for the years ended December 31, 2010, 2011 and 2012, respectively)	(41,908)	(45,065)	(21,605)
Research and development costs	(8,047)	(5,956)	(2,741)
Loss on impairment of intangible assets	(6,610)	(8,552)
Loss on impairment of goodwill	(29,597)	(21,457)
Changes in fair value of contingent consideration for business acquisitions	(170)	(1,669)	(3,880)
Total operating expenses	(101,741)	(102,962)	(39,364)
Government subsidies	742	255	123
Income (loss) from operations	(38,970)	(43,107)	22,760
Interest expense	(188)	(935)	(475)
Interest income	900	1,194	498
Income (loss) before provisions for income taxes	(38,258)	(42,848)	22,783
Provisions for income tax (expense)/benefit	(2,144)	1,791	(4,100)
Net income (loss)	(40,402)	(41,057)	18,683
Net (income) loss attributable to noncontrolling interest	(144)	233	(86)
Net income (loss) attributable to Camelot Information Systems Inc.	(40,546)	(40,824)	18,597
Net income (loss) attributable to Camelot Information Systems Inc. ordinary shareholders
Basic	$ (0.23)	$ (0.23)	$ 0.12
Diluted	$ (0.23)	$ (0.23)	$ 0.11
Weighted average shares used in calculating net income/(loss) per ordinary share
Basic (in shares)	177,711,280	179,954,056	128,663,415
Diluted (in shares)	177,711,280	179,954,056	165,258,030
Net income (loss)	(40,402)	(41,057)	18,683
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,153	8,209	6,129
Comprehensive income (loss)	(38,249)	(32,848)	24,812
Comprehensive (income) loss attributable to the noncontrolling interests	(173)	252	(106)
Comprehensive income (loss) attributable to Camelot Information Systems Inc.	$ (38,422)	$ (32,596)	$ 24,706

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation	$ 4,441	$ 19,366	$ 2,924
Cost of revenues
Share-based compensation	278	1,463	136
Selling and marketing expenses
Share-based compensation	2,043	7,427	354
General and administrative expenses
Share-based compensation	$ 2,120	$ 10,476	$ 2,434

Consolidated Statements of Change in Equity (USD $) In Thousands, except Share data	Total USD ($)	Initial public offering USD ($)	Follow-on public offering USD ($)	Total Camelot Information System Inc. shareholders' equity USD ($)	Total Camelot Information System Inc. shareholders' equity Initial public offering USD ($)	Total Camelot Information System Inc. shareholders' equity Follow-on public offering USD ($)	Preferred shares Series A preferred shares USD ($)	Preferred shares Series B preferred shares USD ($)	Ordinary Shares	Ordinary Shares Initial public offering	Ordinary Shares Follow-on public offering	Shares to be issued USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Initial public offering USD ($)	Additional paid-in capital Follow-on public offering USD ($)	Statutory reserves USD ($)	Retained earnings (Accumulated deficit) USD ($)	Accumulated other comprehensive income USD ($)	Non-controlling interest USD ($)
Beginning Balance at Dec. 31, 2009	$ 115,957			$ 115,500			$ 28,725	$ 5,000				$ 11,035	$ 20,199			$ 4,403	$ 38,791	$ 7,347	$ 457
Beginning Balance (in shares) at Dec. 31, 2009							44,055,018	4,019,328	82,640,994
Issuance of ordinary shares in connection with business acquisitions												(11,035)	11,035
Issuance of ordinary shares in connection with business acquisitions (in shares)									7,932,000
Conversion of preferred shares upon the initial public offering ("IPO")							(28,725)	(5,000)					33,725
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)							(44,055,018)	(4,019,328)	48,074,346
Issuance of ordinary shares		89,635	19,949		89,635	19,949								89,635	19,949
Issuance of ordinary shares (in shares)										36,666,668	4,296,120
Share based compensation	2,924			2,924									2,924
Transfer to statutory reserve	(3,838)															3,838	(3,838)
Foreign currency translation adjustment	6,129			6,109														6,109	20
Net (loss) income	18,683			18,597													18,597		86
Ending Balance at Dec. 31, 2010	253,277			252,714									177,467			8,241	53,550	13,456	563
Ending Balance (in shares) at Dec. 31, 2010									179,610,128
Issuance of ordinary shares in connection with business acquisitions	5,341			5,341									5,341
Issuance of ordinary shares in connection with business acquisitions (in shares)									1,152,352
Repurchase of ordinary shares	(14,415)			(14,415)									(14,415)
Repurchase of ordinary shares (in shares)									(8,473,600)
Options exercised	1,335			1,335									1,335
Options exercised (in shares)									5,332,492
Share based compensation	19,366			19,366									19,366
Transfer to statutory reserve	(2,286)															2,286	(2,286)
Dissolved of Yantai	32																		32
Foreign currency translation adjustment	8,209			8,228														8,228	(19)
Net (loss) income	(41,057)			(40,824)													(40,824)		(233)
Ending Balance at Dec. 31, 2011	232,088			231,745									189,094			10,527	10,440	21,684	343
Ending Balance (in shares) at Dec. 31, 2011									177,621,372
Shares received for transfer of noncontrolling interest of a subsidiary	(357)			(357)									(357)
Shares received for transfer of noncontrolling interest of a subsidiary (in shares)									(1,152,352)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878			878									878
Options exercised (in shares)	8,600,000								8,600,000
Share based compensation	4,441			4,441									4,441
Transfer to statutory reserve	(1,065)															1,065	(1,065)
Foreign currency translation adjustment	2,153			2,124														2,124	29
Capital investment	4,472			(17)									(17)						4,489
Net (loss) income	(40,402)			(40,546)													(40,546)		144
Ending Balance at Dec. 31, 2012	$ 203,273			$ 198,268									$ 194,039			$ 11,592	$ (31,171)	$ 23,808	$ 5,005
Ending Balance (in shares) at Dec. 31, 2012									185,069,020

Consolidated Statements of Change in Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
IPO
Issuance of ordinary shares, issuance cost	$ 4,140
Follow-on public offering
Issuance of ordinary shares, issuance cost

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (40,402)	$ (41,057)	$ 18,683
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash compensation resulting from transfer of noncontrolling interest of Dimension (Note 19)	3,908
Depreciation of property and equipment	957	1,087	962
Amortization of intangible assets	2,813	5,285	6,309
Deferred income taxes	(1,174)	(4,060)	(1,324)
Share-based compensation	4,441	19,366	2,924
Provision for bad debts	779	3,235	15
Provision for other current assets	632
Loss on impairment of intangible assets	6,610	8,552
Loss on impairment of goodwill	29,597	21,457
(Gain)/loss on disposal of property and equipment	53	20	(1)
Changes in fair value of contingent consideration for business acquisitions	170	1,669	3,880
Changes in operating assets and liabilities:
Accounts receivable	(14,811)	(23,364)	(33,937)
Inventories	(234)	1,094	(740)
Deferred cost	(1,178)	(1,385)	562
Prepaid expenses and other current assets	(2,393)	(3,296)	(4,336)
Project deposits	(17)	9	519
Rental deposits and other noncurrent assets	82	75	(480)
Accounts payable	1,092	(406)	7,500
Deferred revenue	7,722	2,535	(2,200)
Income taxes payable	2,246	459	3,866
Accrued expenses and other payables	5,112	3,985	6,554
Other noncurrent liabilities	(347)	(61)	1,139
Net cash provided by (used in) operating activities	5,658	(4,801)	9,895
Cash flows from investing activities:
Purchase of term deposits	(24,260)	(44,785)
Maturity of term deposits	69,265		139
(Release) deposit of restricted cash	3,518	2,743	(4,365)
Purchases of short term investment	(1,268)
Aquisition of businesses, net of cash acquired of nil, US$1,506, and nil in 2010, 2011 and 2012, respectively	(3,500)	(11,430)	(8,359)
Purchases of property and equipment	(668)	(867)	(1,439)
Repayment of loan from third party		13	248
Proceeds from disposal of property and equipment	24	29	29
Purchases of intangible assets	(34)
Net cash (used in) provided by investing activities	43,077	(54,297)	(13,747)
Cash flows from financing activities:
Proceeds from borrowings	3,213	9,205	11,691
Repayment of borrowings	(10,998)	(12,230)	(9,311)
Proceeds from initial public offering			93,775
Proceeds from follow-on offering			19,949
Reimbursed issuance cost from follow-on offering		836
Proceeds from exercise of share options		1,335
Repurchase of ordinary shares		(14,415)
Payment of deferred consideration for acquisitions	(5,100)	(7,961)	(4,252)
Net cash provided by (used in) financing activities	(12,885)	(25,166)	108,754
Effect of exchange rate changes	898	1,036	1,634
Net increase (decrease) in cash and cash equivalents	36,748	(83,228)	106,536
Cash and cash equivalents, beginning of year	57,128	140,356	33,820
Cash and cash equivalents, end of year	93,876	57,128	140,356
Supplemental disclosure of cash flow information:
Income taxes paid	(1,442)	(1,860)	(1,837)
Interest paid	(188)	(935)	(475)
Non-cash investing activities:
Ordinary shares issued in connection with business acquisitions of Dimension (Note 15)		5,341
Consideration payable in connection with business acquisitions		3,145
An intangible asset acquired through a non-controlling shareholder injection	1,085
IPO
Cash flows from financing activities:
Payment of reimbursable issuance cost		(1,242)	(2,957)
Follow-on public offering
Cash flows from financing activities:
Payment of reimbursable issuance cost		$ (694)	$ (141)

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows
Acquisition of businesses, cash acquired		$ 1,506

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

Camelot Information Systems Inc. (the “Company”) was incorporated in the British Virgin Islands (“BVI”) on November 28, 2000 as a limited liability company under the International Business Companies Act.

The Company and its subsidiaries (collectively, the “Group”) are primarily engaged in the provision of information technology services (“IT services”).  As of December 31, 2012, the Company’s subsidiaries included the following:

		Later of
	Place of	incorporation/	Percentage of
Name of Subsidiary	establishment	acquisition date	legal ownership
			%
Nanjing Camelot Information Systems Engineering Co. Ltd. (“NCIS”)	People’s Republic of China (“PRC” or “China”)	January 18, 2000	100
Beijing Camelot Technology Co., Ltd. (“Camelot Beijing”)	PRC	March 12, 2001	100
Beijing Heng En Technology Co., Ltd. (“Beijing Heng En”)	PRC	December 31, 2002	100
Shanghai Camelot Software Co., Ltd. (“Shanghai Camelot”)	PRC	September 30, 2004	100
Dalian Yuandong Digital Co., Ltd. (“Dalian Yuandong”)	PRC	January 1, 2006	100
Bayshore Consulting & Services Co., Ltd. (“Bayshore”)	PRC	January 1, 2006	100
Triumph Consulting & Services Co., Ltd. (“Triumph”)	BVI	January 1, 2006	100
Konwell Technologies Ltd. (“Konwell”)	BVI	January 1, 2006	100
Beijing Faceita Information System Ltd. (“Faceita”)	PRC	January 1, 2006	100
Asialink Information Technologies (Shanghai) Co., Ltd. (“Asialink”)	PRC	January 1, 2006	100
Kings Consulting Services Limited (“King’s”)	Hong Kong	January 1, 2006	100
Taiwan Camelot Information Inc. (“Taiwan Camelot”)	Taiwan	September 28, 2006	100
Hwawei Digital Financial Technologies Co., Ltd. (“Hwawei”)	Taiwan	January 1, 2007	100
Jiaxing Camelot Software Co., Limited (“Jiaxing Camelot”)	PRC	July 17, 2007	100
Beijing Red River Valley Information Technology Co., Ltd. (“Red River Valley”)	PRC	February 1, 2008	100
Beijing Yinfeng Technology Development Co., Ltd. (“Yinfeng”)	PRC	April 1, 2008	100
VLife Technology Co., Ltd. (“VLife”)	Taiwan	April 7, 2008	100
VLife Technology (Shang Hai) Co., Ltd. (“Weisong”)	PRC	April 7, 2008	100
VLife International Corp. Ltd. (“Samoa”)	Samoa	April 7, 2008	100
Shanghai Camelot Information Technology Co., Ltd (“SCIT”)	PRC	May 8, 2008	100
Harmonation Inc. (“Harmonation”)	Taiwan	July 7, 2008	85.47
Camelot Information Technology. Co., Ltd. (“Huaqiao”)	PRC	June 29, 2009	100
Kunshan Kesuo Information Consulting Co., Ltd. (“Kunshan”)	PRC	August 13, 2009	100
Zhuhai Agree Technology Co., Ltd. (“Agree Zhuhai”)	PRC	July 1, 2009	100
Beijing Agree Technology Development Co., Ltd. (“Agree Beijing”)	PRC	July 1, 2009	100
Shanghai Agree Technology Development Co., Ltd. (“Agree Shanghai”)	PRC	July 1, 2009	100
Beijing Tansun Software Technology Co., Ltd. (“Tansun Beijing”)	PRC	December 30, 2009	100
Xiamen Rella Software Technology Development Co., Ltd. (“Xiamen Rella”)	PRC	December 30, 2009	100
Kunshan Asialink Information Technology Co., Ltd. (“Asialink Kunshan”)	PRC	March 22, 2010	100
Dimension Information Technology Co., Ltd. (“Dimension”)¹	PRC	January 1, 2011	65
Camelot Information Technology Consulting (Wuxi) Co., Ltd (“Wuxi”)²	PRC	July 14, 2011	55
Camelot Financial Information Technology Services Co., Ltd (“CFITS”)	PRC	December 19, 2011	100
Wuhan Steel Camelot Information Systems Co., Ltd. (“Camelot Wuhan”)³	PRC	July 30, 2012	50
Entoh Digital Co., Ltd. (“DL-JP”)	Japan	January 1, 2006	100

Note:

1.              In November 2012, the Group transferred 35% equity ownership of Dimension to Dimension’s original selling shareholders who are also the current employees of the Group in exchange for 1,152,352 ordinary shares of the Company, which were issued to the original selling shareholders as part of the consideration for the acquisition of Dimension by the Group on January 1, 2011 (See Notes 3 and 19). After the completion of this transaction, the Group continues to retain control over Dimension and consequently the Group continues to consolidate Dimension as a subsidiary.

2.              As of January 1, 2012, a non-controlling shareholder injected an intangible asset to Wuxi to acquire 45% equity interest of the company; the injected intangible asset is booked at its fair value which was determined by the Company with the assistance from American Appraisal, an independent valuation firm.

3.              In July 2012, the Company formed Camelot Wuhan with Wuhan Iron and Steel Engineering Technologies Group Co., Ltd. In 2013, the Company invested in that entity US $1,700 for a 50% equity interest. The entity is designed to create a platform upon which to develop and grow the IT application business for the iron and steel industry. Wuhan Camelot had no operations during the year ended December 31, 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned and majority owned subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the financial statements and accompanying notes.  Actual results could differ from those estimates.  Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, valuation allowance for deferred tax assets, collectability of accounts receivable, purchase price allocation in business combinations, estimated useful lives and impairment of property and equipment, goodwill and other intangible assets, and fair value of share options and ordinary shares.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have remaining maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.

Restricted cash

The Group is required to maintain certain deposits with banks so that bank guarantee letters can be issued to the Group for the purpose of trading transactions.  Cash held in such accounts is normally restricted for a period of three months.

Short-term investments

Short term investments of the Group are debt securities acquired from financial institutions, which are classified as held-to-maturity securities as the Group has the positive intent and ability to hold the securities to maturity.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Fair value

The Group follows the provisions of ASC 820, Fair Value Measurements and Disclosures in determining and disclosing certain fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I - Observable inputs such as quoted prices in active markets for identical, unrestricted assets, or liabilities.

Level II - Quoted prices for similar assets or liabilities, or inputs other than quoted prices in active markets that are observable, either directly or indirectly.

Level III - Unobservable inputs in which there is little or no market data, which requires the Group to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option-pricing models, discounted cash flows models, and similar techniques.

Financial instruments

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, term deposits, accounts payable, contingent consideration and bank borrowings.

The carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, term deposits, and accounts payable approximate their fair values due to short-term maturities.

The carrying amounts of bank borrowings approximate their fair values as the bank borrowings bear variable interest rates which approximate the market interest rate.

The fair value of contingent consideration was determined by the Group with the assisitance from an independent valuation firm.

Allowance for doubtful accounts

Accounts receivables represent those receivables derived in the ordinary course of business.  The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined using the weighted average method.  Inventories include raw materials and consumables and hardware purchased from third party vendors.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	30 years
Furniture and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease terms or estimated useful lives

Acquired intangible assets with definite lives

Acquired intangible assets, other than goodwill, are initially measured and recorded at their fair values.  Customer relationships, SAP certificate and contract backlogs are amortized based on the estimated attrition pattern of the acquired intangibles. Trade name, system software, completed technology, non-compete agreement and patent are amortized based on straight-line method or sum of the years digits method over the following estimated economic lives:

Trade name	5 years
Customer relationships	3-10 years
SAP certificate	3.8 years
Contract backlogs	0.3-3.5 years
System software	10 years
Completed technology	2.25-10 years
Non-compete agreement	3-5 years
Patent	5 years

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the fair values of the assets.

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that they might be impaired. Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Project deposits

Project deposits represent the amounts paid by the Group to certain customers to guarantee fulfillment of all the terms of contracts.  The deposits will be refunded by the customers once the contract terms are fulfilled.  Historically, deposits were returned as the Group met defined performance goals, service levels and completion schedules as set forth in the contracts.

Research and development

Research and development costs consist of expenditures incurred in the development of new software modules and products, either as part of the internally used software or in conjunction with anticipated customer projects.  Technological feasibility for the Group’s software products is reached shortly before the products are released for sale.  To date, costs incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Group has expensed all research and development costs when incurred.

Revenue recognition

The Group provides its services through two services lines: (i) enterprise application services and (ii) financial industry IT services.  Enterprise application services primarily consist of packaged software implementation, software application development, support and maintenance services.  Financial industry IT services primarily consist of system software support and maintenance, application software development and implementation services as well as consulting services in the financial industry, principally for banks and insurance companies.

Revenues are generated from either fixed-price or time-and-expense contracts.  Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense contracts

Revenues from time-and-expense contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met.  Under time-and-expense contracts, the Group is reimbursed for actual hours incurred at negotiated hourly billing rates.  Customers may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate.  The rights to software developed by the Group on behalf of its customers belong to the customers and the Group does not have the option to acquire such rights from its customers.  Net revenues recognized for time-and-expense contracts totaled US$99,071, US$121,762 and US$136,553 for the years ended December 31, 2010, 2011 and 2012, respectively.

Fixed-price contracts

Revenues from service-only fixed-price contracts require the Group to perform services for systems design, planning and consulting throughout the contractual period, which is generally less than one year.  Revenues from this type of arrangements are generally recognized using the proportional performance method based on the proportion of actual service hours incurred to the budgeted total service hours.  All of the Group’s service offerings are similar in nature and the Group has a long history of providing these services resulting in its ability to reasonably estimate the service hours expected to be incurred on each project, and there are no retention provisions.

To date, the Group has not incurred a material loss on any contracts.  However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

The Group, under some contracts, is subject to payment penalties if it fails to complete the projects within a specified period of time.  To date, the Group has not incurred a material penalty on any contracts.  However, as a matter of policy, the Group considers contract provisions for penalties when estimating the total revenue on a contract and evaluates such provisions throughout the life of the contract.

The Group also enters into multiple-element fixed-price arrangements, in which the deliverables mainly include licenses of self-developed core software and third-party software, and related services such as customization, modification, implementation and integration (“project services”) and support and maintenance services which include bug fixes, technical support via telephone and site visit, and unspecified upgrades on a when-and-if-available basis.

The Group accounts for a deliverable in an arrangement of multiple elements as a separate unit of accounting when the following criteria are met.

·                                          The functionality of the delivered element(s) is not dependent on the undelivered element(s);

·                                          There is vendor-specific objective evidence (VSOE) of fair value of the undelivered element(s).  VSOE of fair value is based on the price charged when the deliverable is sold separately by the Group on a regular basis; and

·                                          Delivery of the delivered element(s) represents the culmination of the earnings process for that element(s).

In some cases, the VSOE of fair value of the support and maintenance services, which is the last element to be delivered, is established based on standalone sales, however, no such evidence exists for other elements.  For these arrangements, under the residual method, the amount of consideration allocated to elements other than the support and maintenance services equals the total arrangement consideration less the VSOE of fair value of the support and maintenance services, which is deferred and recognized as revenue using the proportional performance method over the project services period.  The proportional performance is determined based on the proportion of actual service hours incurred to the budgeted service hours.  When revenue is deferred, the related cost is also deferred.  The arrangement consideration allocated to the support and maintenance services is recognized as revenue ratably over the support and maintenance services period, which is usually one to two years.

When the VSOE of fair value of the support and maintenance services does not exist, the entire arrangement is accounted for as one accounting unit resulting in revenue being recognized on a straight line basis over the support and maintenance services period once the support and maintenance services are the only undelivered element.  Accordingly, the accumulated contract cost is deferred and recognized as cost of revenue ratably over the same period as revenue is recognized.

Net revenues recognized for fixed-price contracts totaled US$93,792, US$105,358 and US$117,510 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group reports revenues net of applicable business taxes and the related surcharges.  The Company’s subsidiaries in the PRC are subject to a 5% business tax and related surcharges on the revenues earned from providing services, except for that Camelot Nanjing qualified for business tax at 3%.  Business taxes and the related surcharges for the years ended December 31, 2010, 2011 and 2012 were US$6,391, US$7,017 and US$6,418 respectively, and were recorded as a reduction of revenues.

The Company’s PRC subsidiaries are also subject to value added taxes (“VAT”) at a rate of 17% on revenues from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under value-added tax payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries became subject to VAT at the rates, 6% on certain service revenues which were previously subject to business tax.

The Group receives VAT rebates from tax authority as an incentive to encourage certain high-tech industries. VAT rebates are recorded as revenue when the Group pays the relevant VAT and properly files the rebate application to tax authority when the related rebates become receivable. The Group has recorded US$430, US$271, and US$417 of VAT rebate in revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

Government subsidies

Subsidies are recorded as a liability when received and recognized as other operating income over the periods in which the Group recognizes the related costs for which the subsidies are intended to compensate.  If the costs for which the subsidy is intended to compensate have already been incurred, the Group reports the subsidies as other operating income when received.

Advertising costs

Advertising costs are expensed as incurred and such expenses were minimal for the periods presented.  Advertising costs have been included as part of selling and marketing expenses.

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the leasing company are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.  Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2010, 2011 and 2012.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses. The Group also believes that the Group’s unrecognized tax benefits will not change significantly within 12 months from December 31, 2012.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).  The financial records of the Company’s subsidiaries located in the PRC, Japan, Taiwan and Hong Kong are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), Taiwan Dollars (“NT$”) and Hong Kong Dollars (“HK$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the consolidated statements of operations and comprehensive income.

The Group’s entities with functional currency of RMB, Yen, NT$ and HK$ translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments.  Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in a single continuous statement of comprehensive income. The consolidated financial statements for prior periods have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income

Significant risks and uncertainties

Foreign currency risk

RMB is not freely convertible into other currencies.  All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to trade foreign currency.  The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.  The Group’s cash and cash equivalent, term deposit and restricted cash balances in RMB as of December 31, 2010, 2011 and 2012 were RMB202,722,790, RMB436,430,586 and RMB363,930,344 respectively.

During the periods presented, the Group also incurred foreign currency risk on sales denominated in U.S. dollars and Japanese Yen.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, accounts receivable, term deposits and short-term investments.  The Group places the majority of its cash and term deposits with financial institutions located in the PRC and the United States of America.  The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers.

Details of customers accounting for 10% or more of total net revenues were as follows:

	Years ended December 31,
	2010	%	2011	%	2012	%

Customer A	64,987	34	77,387	34	79,993	32

Details of customers accounting for 10% or more of accounts receivable were as follows:

	As of December 31,
	2011	%	2012	%

Customer A	50,528	37	40,908	27

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.  Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Group’s convertible preferred shares were participating securities as the preferred shares participated in undistributed earnings on an as-converted basis.  Accordingly, the Group used the two-class method of computing net income per share, for ordinary and preferred shares according to their participation rights in undistributed earnings.  Under this method, undistributed net income was allocated on a pro rata basis to the ordinary and preferred shares to the extent that each class would share net income for the period.

The Group had convertible preferred shares and employee share options which could potentially dilute basic earnings per share for the periods presented.  To calculate the number of shares for diluted net income per share, the effect of the convertible preferred shares was computed using the as-converted method and the effect of the employee share options was computed using the treasury stock method.

The net income per share information for all periods presented has reflected the 4-for-1 stock split effected in May 2010 (See Note 15 “Ordinary shares “).

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis, over the requisite service period of the award, which is generally the vesting period of the award.  The amount of compensation expenses recognized for any period is not less than the portion of the grant date fair value of the options vested during that period.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

A change in any of the terms or conditions of share options is accounted for as a modification of the share incentive plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified post-acquisition conditions, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recent accounting pronouncements adopted

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                  Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                  Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                  Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                  Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                  Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

·                                          For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

·                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Recent accounting pronouncements adopted

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.The Company adopted this guidance on January 1, 2012 and has presented comprehensive income in a single continuous statements of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement on January 1, 2012 did not have a significant effect on the Company’s consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for 2012.

Recently issued accounting standards not yet adopted

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Company’s consolidated financial statements.

Recently issued accounting standards not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this Accounting Standards Updates (“ASU”) do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

The new amendments will require an organization to:

·                  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.

·                  Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

3.                                        ACQUISITIONS

Tansun

On December 30, 2009, the Group acquired 100% equity interest of Tansun Beijing and its affiliates (collectively “Tansun”).  The initial consideration included US$8,790 in cash and 3,932,000 ordinary shares of the Company with a fair value of US$1.47 per share estimated with the assistance of American Appraisal, an independent valuation firm, on the acquisition date.  In addition, the Group agreed to pay a performance-based consideration in cash up to US$5,860 (RMB40,000,000) as determined using a specified formula based on Tansun’s earnings in 2010 and 2011, of which the fair value on the acquisition date was US$3,969 estimated by American Appraisal.  Therefore the total consideration was US$18,519.  The cash portion of initial consideration US$8,790 was fully paid in 2010 and the ordinary shares were issued in May 2010. Tansun provides core business and enterprise software solutions and services for the financial services industry in China, including the consultation, design, development, implementation, testing and maintenance for key functions, such as corporate loan, risk management, supply chain financing, commercial loan, cash management, and internal collaboration and workflow.  The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Tansun have been included in the Group’s consolidated financial statements since the date of acquisition. The performance-based contingent consideration based on Tansun Beijing’s earnings in 2010 and 2011 was paid in the amount of US$3,030 and US$3,162 in 2011 and 2012, respectively. And the changes in fair value of contingent consideration for Tansun acquisition for the years ended December 31, 2010, 2011 and 2012 were US$1,368, US$855 and nil, respectively.

The purchase consideration of US$18,519 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Cash	1,835
Accounts receivable	3,539
Other current assets	705
Property and equipment, net	1,088
Intangible assets:
Trade name	3,024	Indefinite
Contract backlogs	584	3.5 year
Customer relationships	2,580	4 years
Completed technology	3,602	5 years
Bank borrowings	(1,428)
Other current liabilities	(3,978)
Bank borrowings, less current portion	(374)
Deferred tax liabilities	(1,379)
Goodwill	8,721

Total	18,519

Dimension

On January 1, 2011, the Group acquired 100% equity interest of Dimension, which provide SAP project implementation and SAP-based customized solutions. The initial consideration includes US$4,000 in cash and 1,152,352 ordinary shares of the Group with a fair value of US$5,341 based on the closing market price of the Group’s ADSs on the acquisition date. 30% of the ordinary shares are restricted from transfer or sale for one year from the acquisition date and 70% are restricted from transfer or sale for two years from the acquisition date. In addition, the Group agreed to pay a performance-based contingent consideration to the original shareholders of Dimension in cash as determined using a specified formula based on Dimension’s earnings in 2011 and 2012, of which the fair value on the acquisition date was US$5,155 estimated with the assistance of American Appraisal. As a result, the total consideration as of the date of acquisition was US$14,496. The cash portion US$ 4,000 was paid and the ordinary shares were issued during 2011. The performance-based contingent consideration based on Dimension’s earnings in 2011 was determined to be US$3,147 as of December 31, 2011 and was paid during 2012.

The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Dimension have been included in the Group’s consolidated financial statements since the date of acquisition. A net revenue of US$11,055 and a net income of US$904 generated by Dimension after the acquisition date were included in the Group’s consolidated financial statements for the year ended December 31, 2011.

As of December 31, 2012, the performance-based contingent consideration based on Dimension’s earnings in 2012 was moved to consideration payable, amounted to US$2,992. And changes in fair value of contingent consideration for Dimension acquisitions for the years ended December 31, 2011 and 2012 were US$814 and US$170, respectively.

The purchase consideration of US$14,496 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Cash	1,506
Term deposits	303
Accounts receivable	3,593
Prepaid expenses and other receivable	1,021
Property and equipment, net	146
Intangible assets:
Trade name	2,197	Indefinite
Contract backlogs	641	1 year
Customer relationships	727	5 years
Non-compete agreement	782	3 years
Accounts payable	(1,091)
Deferred revenue	(129)
Income taxes payable	(79)
Accrued expenses and other payables	(982)
Deferred tax liabilities	(652)
Goodwill	6,513

Total	14,496

As of December 31, 2012, since Dimension reached the aforementioned earnings requirement for 2012, US$2,992 (RMB18.6 million) was reflected in consideration payable in connection with business acquisition as of December 31, 2012 (see Note 14).

Consulting Business

On January 21, 2012, the Company acquired a financial consulting business, which focuses on the high-level banking consulting, for a cash consideration of US$3,500 which was paid in 2012. The transaction was accounted for as a business combination using the acquisition method of accounting. The net revenue and net profit generated by the acquired the business and included in the Group’s consolidated financial statements for the year ended December 31, 2012 were immaterial.

The fair value of identified intangible assets including the non-compete agreement and trademark have been estimated with the assistance of American Appraisal. The purchase consideration of US$3,500 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Non-compete agreement	1,295	5 years
Trademark	647	5 years
Goodwill	1,558
Total	3,500

No supplemental information on a pro forma basis has been presented for the above acquisitions as such information is not available without unreasonable effort and cost.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.                                        ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2011	2012

Billed receivable	48,719	46,799
Notes receivable	1,841	2,219
Less: Allowance for doubtful accounts	(2,726)	(3,739)

Billed accounts receivable, net	47,834	45,279

Unbilled receivable	88,139	105,240
Less: Allowance for doubtful accounts	(927)	—

Unbilled accounts receivable, net	87,212	105,240

Notes receivable represents bank acceptance bills, which are transferable and has short term maturity.

Unbilled receivables represent amounts earned under contracts in progress but not billable at the respective balance sheet dates.  These amounts become billable according to the contract terms, which usually upon the achievement of certain milestones or the completion of the project.

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2011	2012

Balance at beginning of year	404	3,653
Provision (reverse) for doubtful accounts	3,235	779
Write-offs	(25)	(727)
Exchange rate differences	39	34

Balance at end of year	3,653	3,739

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES	5. INVENTORIES Inventories consisted of the following:
	As of December 31,
	2011	2012

Raw material and consumables	115	33
Third-party hardware	461	789

Total	576	822

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2011	2012

Advances to suppliers	10,617	10,167
Advances to employees	2,678	3,614
Tender and other utility deposit (1)	758	1,114
Prepaid rental	353	522
Interest receivables	335	1
VAT tax receivables	435	—
Deposit to Tansun’s original selling shareholders (2)	—	1,577
Others	581	700

	15,757	17,695

(1) As of December 31, 2011 and 2012, tender and other utility deposit mainly consisted of deposit which was made as part of the bidding process on projects.

(2) In September 2012, the Company and the original selling shareholders of Tansun (who are current employees of the Group) signed an agreement for the upcoming negotiation in respect of a performance-based incentive plan for these employees. In accordance with the agreement, the Company paid US$2,367 (RMB15 million) to the relevant employees as a temporary deposit to demonstrate a good faith gesture in regards to the upcoming negotiations. The deposit is scheduled to be returned upon the earlier of (1) achievement of three negotiation milestones as stipulated in the agreement, in the three equal payments and (2) by May 31, 2013 unconditionally.  In November 2012, both parties mutually agreed that the first milestone was reached and thus one third (US$790 (RMB5 million)) of the deposit was returned to the Company.  The remaining balance of US$1,577 (RMB10 million) was recorded as prepaid expenses and other current assets as of December 31, 2012.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.                                      PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2011	2012

Building	2,561	2,588
Leasehold improvements	493	498
Furniture and office equipment	5,879	5,819
Motor vehicles	1,170	1,078

	10,103	9,983
Less: Accumulated depreciation	(5,430)	(5,590)

Property and equipment, net	4,673	4,393

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were US$962, US$1,087, and US$957 respectively.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

8.             GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	2011	2012

Gross amount:
Beginning balance	41,229	49,684
Goodwill arising from acquisitions	6,513	1,558
Exchange differences	1,942	130
Ending balance	49,684	51,372
Accumulated goodwill impairment loss:		—
Beginning balance	—	(21,686)
Additional loss on impairment	(21,457)	(29,597)
Exchange differences	(229)	(89)
Ending balance	(21,686)	(51,372)
Goodwill, net	27,998	—

During 2011, the Group’s stock price declined substantially, which combined with loss of key personnel such as the Group’s previous chief executive officer of Agree and key members of his team led the Group to conclude that a triggering event for review of potential goodwill impairment had occurred as of September 30, 2011.  Accordingly, the Group performed an interim goodwill impairment evaluation. The performance of this test is a two-step process.

Step 1 of the impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

The Group has two reporting units:

Enterprise application services - This reporting unit provides similar IT services to its customers located in China.  It includes all subsidiaries of the Group except for Bayshore, Yinfeng, Agree Zhuhai, Agree Beijing, Agree Shanghai, Tansun Beijing, Xiamen Rella, Harmonation, Taiwan Camelot, Hwawei, VLife, Weisong, Samoa and CFITS.  The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit

Financial industry IT services - This reporting unit provides similar system development and maintenance services to its customers within the financial industry located in China.  It includes Bayshore, Yinfeng, Agree Zhuhai, Agree Beijing, Agree Shanghai, Tansun Beijing, Xiamen Rella, Harmonation, Taiwan Camelot, Hwawei, VLife, Weisong, Samoa and CFITS.  The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

The Group determined the fair value of its reporting units for the Step 1 test using the income approach valuation methodologies. The income approach utilizes the discounted cash flow model to provide an estimation of fair value based on the cash flows that a business expects to generate. These cash flows are based on forecasts developed internally by management which are then discounted at an after tax rate of return required by equity and debt market participants of a business enterprise. This rate of return or cost of capital is weighted based on the capitalization of comparable companies.

Management completed and reviewed the results of the Step 1 analysis and concluded that a Step 2 analysis was required for both the Financial industry IT services and Enterprise application services reporting units. The analysis indicated that goodwill in the Financial industry IT services reporting unit at that date was impaired and thus the Group recorded a non-cash goodwill impairment charge of $21,457 for the third quarter of 2011. The Group performed their annual impairment testing as of December 31, 2011 and noted no impairment.

During 2012, the Group determined the triggering event continued to exist and therefore performed interim goodwill impairment testing as required under U.S. GAAP. Specifically, during the third quarter of 2012, the following are noted:

(1)         The Company continued to experience further declines in its stock price.

(2)         Two of the Group’s significant competitors announced to merge which would result in greater competition of the IT services industry and accordingly could significantly impact Group’s ability to maintain and attract significant customers.  As a result, the Group lowered its expectation of forecasted results by lowering its revenue growth rate and expected gross margin.

(3)         The Group encountered difficulties in integrating diverse corporate cultures from certain  acquired entities which resulted in the Group’s consideration to increase performance based incentives and the potential loss for key management, employees, and associated clients of those entities. As a result, the Group lowered its expectation of forecasted results contributed by its acquired entities.

This interim goodwill impairment testing utilized the same valuation techniques used in the Group’s impairment testing during 2011. During the interim goodwill impairment testing as of September 30, 2012 the management completed and reviewed the results of the Step 1 analysis and concluded that a Step 2 analysis was required for both the Financial industry IT services and Enterprise application services reporting units. The analysis indicated that goodwill had been fully impaired for both reporting units.  Accordingly, the Group recorded an goodwill impairment loss of $7,577 and $22,020 for the Financial industry IT services and Enterprise application services reporting units, respectively.

The valuation analysis requires significant judgments and estimates to be made by management in particular related to the forecast. The assumed growth rates and gross margins as well as period expenses were determined based on internally developed forecasts considering the Group’s future plans. The assumptions used were management’s best estimates based on projected results and market conditions as of the date of testing. With the consideration of the risk and nature of the reporting unit’s cash flows and the rates of return market participants would require to invest their capital in the reporting unit, the discount rate selected was 20% and 21% and terminal value growth rate was 3% and 3% for Enterprise application services and Financial industry IT services, respectively for the impairment testing as of September 30, 2011, and the discount rate selected was 20% and 22% and terminal value growth rate was 3% and 3% for Enterprise application services and Financial industry IT services, respectively for the impairment testing as of September 30, 2012.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9.                                      INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of December 31, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012

Intangible assets not subject to amortization:
Trade names	18,655	18,725
Intangible assets subject to amortization:
Trade names	—	647
Customer relationships	20,739	20,793
Contract backlogs	2,555	2,588
SAP certificate	19	19
System software	820	1,070
Completed technology	4,871	4,889
Patent	—	1,096
Non-compete agreement	970	2,123
	48,629	51,950

Less: accumulated amortization
Trade names	—	(129)
Customer relationships	(16,164)	(17,879)
Contract backlogs	(2,365)	(2,524)
SAP certificate	(19)	(19)
System software	(273)	(567)
Completed technology	(2,547)	(2,690)
Patent	—	(219)
Non-compete agreement	(459)	(812)
	(21,827)	(24,839)
Accumulated impairment loss of intangible assets	(8,552)	(15,162)

Intangible assets, net	18,250	11,949

Amortization expenses were US$6,309, US$5,285 and US$2,813 for years ended December 31, 2010, 2011 and 2012, respectively.  The Group expects to record amortization expenses of approximately US$2,035, US$1,288, US$773, US$641, and US$147 for each year of 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.

In connection with our goodwill impairment analysis as discussed at Note 8, the Group reviewed its intangible assets for impairment with the assistance of American Appraisal. As a result of the impairment analysis, trade names were impaired by US$8,552 and US$6,610 as of September 30, 2011 and September 30, 2012, respectively. The fair values of intangible assets are determined using various valuation methods including relief from royalty method and excess earning method. The key assumptions used in valuations include the projected revenue attributable to the intangible assets and the discount rates.

BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

10.                               BORROWINGS

The borrowings were repayable as follows:

	As of December 31,
	2011	2012

Borrowing within one year	8,847	1,077
Borrowing over one year	378	408
Total borrowings	9,225	1,485

Borrowing within one year:

Tansun Xiamen, Camelot Beijing, Harmonation and Hwawei obtained short-term loans from banks to meet their temporary working capital needs. As of December 31, 2012, the outstanding short-term loans of Tansun Xiamen, Camelot Beijing, Harmonation and Hwawei are US$45, US$161, US$855 and US$16. The short-term loans bore interest rates ranging from 1.92% to 7.22% per annum payable in arrears.

Borrowing over one year:

As of December 31, 2012, the outstanding long-term loans of Tansun Xiamen and Harmonation are US$245 and UD$163. The long-term loans bore interest rates ranging from 7.85% to 9.58% per annum payable in arrears.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

11.                               ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2011	2012

Accrued employee payroll and welfare	11,542	13,359
Value-added tax payable	—	4,877
Business taxes payable	4,639	754
Other taxes payable (1)	1,230	1,576
Reimbursable employee travelling expenses	1,255	1,375
Professional service fees	2,207	862
Deferred government subsidy income	123	3,463
Other liabilities	2,276	2,399
	23,272	28,665

(1)         Other taxes payable primaryly includes withholding individual income tax payables.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

12.                               INCOME TAXES

The current and deferred components of income tax expense (benefit) were as follows:

	Years ended December 31,
	2010	2011	2012
Current
PRC	5,224	2,269	3,082
Others	200	—	236
Total current income taxes	5,424	2,269	3,318

Deferred
PRC	(1,276)	(3,031)	(1,279)
Others	(48)	(1,029)	105
Total deferred income taxes	(1,324)	(4,060)	(1,174)
Total income tax provision (benefit)	4,100	(1,791)	2,144

British Virgin Islands

The Company and its subsidiaries that were incorporated in the BVI are not subject to taxation in their country of incorporation.  The Group has certain business activities conducted in the PRC which is only subject to PRC income taxes.  Subsidiaries incorporated in the BVI include Triumph and Konwell.

Hong Kong

King’s was established in Hong Kong and is subject to Hong Kong profit tax at 16.5%.

Japan

Entoh was established in Japan and is subject to Japanese income taxes at 37%.

Taiwan

Taiwan Camelot, Hwawei, VLife and Harmonation were subject to Taiwan income taxes at 17% from 2010 to 2012.

PRC

The Group’s PRC entities are subject to an enterprise income tax rate at 25% tax rate pursuant to the PRC Enterprise Income Tax (EIT), other than the preferential tax treatment enjoyed by certain entities presented below.

Subsidiaries	0%	10%	12.5%	15%	20%	22%	24%

Camelot Beijing	—	—	—	2010 - 2013	—	—	—
Red River Valley	—	—	—	2010 - 2013	—	—	—
Yinfeng	—	—	—	2010 - 2013	—	—	—
Agree Zhuhai	—	—	—	2010 - 2013	—	—	—
Tansun Beijing	—	—	—	2010 - 2014	—	—	—
Faceita	—	—	—	2010 - 2014	—	—	—
Bayshore	—	—	—	2010 - 2014	—	—	—
Dimension	—	—	—	2011- 2013	—	—	—
Jiaxing Camelot	—	—	2010-2012	—	—	—	—
Shanghai Camelot	—	—	—	—	—	2010	2011
Asialink	—	—	—	—	—	2010	2011
Dalian Yuandong	—	—	2010-2011	2012	—	—	—
Agree Shanghai	2010-2011	—	—	—	—	—	—
Huaqiao	2010-2011	—	2012-2014	—	—	—	—
Kunshan	2011-2012	—	2013-2015	—	—	—	—
Beijing Heng En	—	2011-2012	—	—	—	—	—

An enterprise which qualifies as a high and new technology enterprise (“HNTE”) is entitled to a tax rate of 15%. In 2008 Camelot Beijing, Red River Valley, Yinfeng, and Agree Zhuhai obtained the new HNTE status, which was renewed by these companies in 2011. Therefore, they were entitled to the preferential income tax rate of 15% till 2013.  Bayshore, Faceita and Tansun Beijing obtained the HNTE status in 2009, which was renewed by the companies in 2012. Therefore, they were entitled to the preferential income tax rate of 15% till 2014.  Dimension obtained the HNTE status in 2011 and entitled to the preferential income tax rate of 15% till 2013. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future and has assumed so in the computation of deferred tax. If the Group’s qualifying entities failed to obtain such renewals, then the net deferred tax liability balance as of December 31, 2012 would increase by US$624, with a corresponding increase in the income tax expenses.

Jiaxing Camelot qualified as a “manufacturing foreign-invested enterprise” and therefore was entitled to a two-year EIT exemption from the earlier of its first tax-profitable year 2008 and followed by a 50% reduction in tax rate for the succeeding three years.  Accordingly, Jiaxing Camelot was entitled to EIT exemption for 2008 and 2009 and a preferential tax rate of 12.5% from 2010 to 2012.

Shanghai Camelot and Asialink were entitled to preferential tax rates based on their qualifications as “Software Enterprise of Pu Dong District of Shanghai” and subjected to a 24% tax rate in 2011 and Dalian Yuandong was subjected to a 12.5%   and 15% tax rate in 2011 and 2012.

Huaqiao and Agree Shanghai qualified as “Software Enterprise” in 2010 and were entitled to a two-year EIT exemption for 2010 and 2011, followed by a 50% reduction in tax rate for the succeeding three years. But Agree Shanghai expected that it will not obtain “Software Enterprise” certificate in 2012, therefore it is expected that Agree Shanghai will not entitle to the 50% reduction in rate from 2012.

Kunshan qualified as “Software Enterprise” in 2011 and was entitled to a two-year EIT exemption for 2011 and 2012, followed by a 50% reduction in tax rate for the succeeding three years.

The taxable income of Beijing Heng En is deemed to be 10% of its annual revenues starting from 2011 as approved by the relevant local tax authority.

The principal components of deferred income taxes were as follows:

	December 31,
	2011	2012

Current deferred tax assets:
Provision for doubtful accounts	560	773
Accrued payroll	1,370	1,715
Less: Valuation allowance	—	(222)
Current deferred tax assets, net	1,930	2,266
Non-current deferred tax assets:
Net operating losses	2,758	5,558
Research and development cost deferred for tax purposes	509	68
Less: Valuation allowance	(2,070)	(5,013)
Non-current deferred tax assets, net	1,197	613
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	2,871	1,717
Non-current deferred tax liability, net	2,871	1,717

The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. The net operating loss carry forwards for the PRC subsidiaries was US$18,076 as of December 31, 2012 and will expire on various dates through 2017.

Valuation allowances have been established because the Group believes that it is more likely than not that its deferred tax assets will not be realized as it is not expected to generate sufficient taxable income in future. As of December 31, 2011 and 2012, valuation allowance was US$2,070 and US$5,235, respectively.

Reconciliation between the statutory PRC enterprise income tax rate of 25% and the effective tax rate is as follows:

	Years ended December 31,
	2010	2011	2012

Statutory income tax under PRC	5,789	(10,704)	(9,564)
Effect of income not taxable for tax purposes	(160)	(43)	(144)
Effect of expenses not deductible for tax purposes	1,618	1,399	8,765
Different tax jurisdictions	569	11,693	2,308
Effect of income tax holiday and relief	(3,713)	(5,842)	(3,157)
Effect of deemed income for tax purpose	228	497	886
Changes in valuation allowance	(231)	1,209	3,050
Effective tax amount	4,100	(1,791)	2,144

If the tax holidays granted to Camelot Beijing, Red River Valley, Yinfeng, Jiaxing Camelot, Shanghai Camelot, Asialink, Beijing Heng En, Bayshore, Faceita, Dalian Yuandong, Agree Zhuhai, Kunshan, Dimension, Huaqiao and Tansun Beijing were not available, provisions for income taxes and net income per share would be as follows:

	Years ended December 31,
	2010	2011	2012

Provisions for income taxes	7,813	4,051	5,301

Net income (loss) per ordinary share - basic	0.10	(0.25)	(0.25)
Net income (loss) per ordinary share - diluted	0.09	(0.25)	(0.25)

The Group did not identify any significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses and does not anticipate any significant charge in the unrecognized tax benefits within 12 months from December 31, 2012.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the ‘‘SAT’’) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the ‘‘de facto management body’’ of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding US$15 (RMB100,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2008 to 2012 of the Group’s PRC subsidiaries remain subject to tax audits as of December 31, 2012, at the tax authority’s discretion.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately US$82,718 at December 31, 2012  are considered to be indefinitely reinvested and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2009 retained earnings will not be subject to the withholding tax.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

13.                                                 NET INCOME PER SHARE

	Years ended December 31,
	2010	2011	2012

Net income (loss) attributable to Camelot Information Systems Inc.	18,597	(40,824)	(40,546)
Numerator used in basic and diluted net income per share:
Net income attributable to Camelot Information Systems Inc. allocated to Series A convertible preferred share (i)	2,920	—	—
Net income attributable to Camelot Information Systems Inc. allocated to Series B convertible preferred share (i)	266	—	—
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-basic (i)	15,411	(40,824)	(40,546)
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-diluted	18,597	(40,824)	(40,546)
Shares (denominator) (ii):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (iii)	128,663,415	179,954,056	177,711,280
Series A and Series B convertible preferred shares (as - if converted method)	26,605,529	—	—
Employee share options (treasury effect)	9,989,086	—	—
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted(iv)	165,258,030	179,954,056	177,711,280
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-basic	0.12	(0.23)	(0.23)
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-diluted	0.11	(0.23)	(0.23)

(i)                                     The net income attributable to holders of ordinary shares was allocated between ordinary shares and preferred shares on pro rata basis based on the dividend participation right.  Since each Series A convertible preferred shares and Series B convertible preferred shares has the same participating right as each ordinary share, the allocation was based on the number of ordinary shares, Series A convertible preferred shares and Series B convertible preferred shares issued.

(ii)                                  The net income per share information for all periods presented has reflected the 4-for-1 stock split effected in May 2010 (See Note 15 “Ordinary shares”).

(iii)                               As of December 31, 2010, 2011 and 2012, the Group has 2,690,000, 16,059,328 and 7,355,328 employee share options outstanding that can potentially dilute net income per share in the future but were excluded in computation of diluted net income per share in 2010, 2011 and 2012 as their effect would be anti-dilutive.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

14.                                                 FAIR VALUE MEASUREMENTS

The following table summarized the movement of the balances of the Group’s financial liabilities measured at fair value with level 3 inputs on a recurring basis:

	Balance at December 31, 2010	Addition due to acquisition	Changes in fair value	Move to consideration payable	Balance at December 31 2011	Change in fair value	Move to consideration payable	Balance at December 31 2012

Contingent consideration:
Tansun	2,307	—	855	(3,162)	—	—	—	—
Dimension	—	5,155	814	(3,147)	2,822	170	(2,992)	—
Total	2,307	5,155	1,669	(6,309)	2,822	170	(2,992)	—

The contingent consideration of Tansun based on the earnings for 2010 and 2011 were determined to be US$3,030 and US$3,162 as of December 31, 2010 and 2011, respectively. The contingent consideration of Dimension based on the earnings for 2011 and 2012 were determined to be US$3,147 and US$2,992 as of December 31, 2011 and 2012, respectively.

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the “cost,” “income approach-excess earnings” and “with & without” valuation methods.  These purchased assets and liabilities are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the intangible assets at fair value on a nonrecurring basis when the carrying amount of an asset may no longer be recoverable as results of the impairment assessment (Note 9). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments (Note 8). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES
ORDINARY SHARES

15.                                                ORDINARY SHARES

The May 2010 shareholders meeting approved a 4-for-1 stock split for all ordinary shares, Series A and Series B convertible preferred shares.  While the stock split increased the number of shares for each stockholder, the percentage of their ownership in the Company was not affected. The Series A Shares and Series B Shares remain convertible into ordinary shares at a 1:1 ratio. This share split has been retrospectively reflected for all periods presented. After the stock split, the Company issued a total of 7,932,000 ordinary shares which consisted of 1,800,000 ordinary shares in connection with the debt extinguishment with Red River Valley, 3,932,000 ordinary shares with fair value of US$ 1.47 per share in connection with the acquisition of Tansun, and 2,200,000 ordinary shares with fair value of US$ 1.47 per share as a settlement contingent consideration of US$3,200 in connection with the acquisition of Yinfeng. These shares were reflected as shares to be issued in equity on the consolidated balance sheet as of December 31, 2009.

On July 21, 2010, the Company completed the initial public offering (“IPO”) on the New York Stock Exchange and issued 9,166,667 American Depositary Shares (“ADS”) representing 36,666,668 ordinary shares. At the same time, 44,055,018 of Series A Convertible Preferred Shares and 4,019,328 of Series B Convertible Preferred Shares were automatically converted into 48,074,346 ordinary shares.

On December 10, 2010, the Company completed a follow-on public offering and issued 1,074,030 ADSs, representing 4,296,120 ordinary shares as part of the offering.

On August 2011, the Company issued 1,152,352 ordinary shares as part of the consideration for the acquisition of Dimension.

On May 26, 2011, the Company’s board of directors approved a share repurchase program effective May 26, 2011. Under the approved program, the Company is authorized to repurchase up to US$20 million worth of its issued and outstanding ADSs from time to time, depending on market conditions and other factors. During the years ended December 31, 2011, the Company repurchased 8,473,600 ordinary shares for total consideration of US$14,415. The repurchased shares were recorded as a reduction of additional paid in capital.

On October 16, 2012, the Company signed a share transfer agreement with the original selling shareholders of Dimension regarding transferring 35% of Dimension to the latter in exchange of 1,152,352 ordinary shares, which was the share consideration issued to the original selling shareholders of Dimension during acquisition of the entity on January 1, 2011. The shares were recorded as a reduction of additional paid in capital.

As of December 31, 2012, the Company had 451,925,654 ordinary shares authorized, and 190,926,475 and 186,221,367 ordinary shares issued and outstanding, respectively.

EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

16.                                                 EMPLOYEE BENEFIT PLAN

Full time employees of the Group located in the PRC (mainland) and Taiwan participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The Group accrues for these benefits based on certain percentages of the employees’ salaries.

The total provision for such employee benefits were US$6,462, US$10,643 and US$14,669 for the years ended December 31, 2010, 2011 and 2012, respectively.

STATUTORY RESERVE	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVE
STATUTORY RESERVE

17.                                                 STATUTORY RESERVE

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiaries located in the PRC (mainland), being foreign invested enterprises established in the PRC (mainland), are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve, and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in their PRC statutory accounts.  The Company’s subsidiaries are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital.  In accordance with the Company Act of Taiwan, the Company’s subsidiaries located in Taiwan are required to provide for statutory reserve which is 10% of their after-tax profit until such reserve has reached their registered capital.

Appropriations to the enterprise expansion reserve and the staff welfare and bonus reserve are to be made at the discretion of the board of directors of each of the Company’s subsidiaries.  The appropriations to these reserves by the Group’s PRC (mainland) and Taiwan subsidiaries were US$3,838, US$2,286 and US$1,065 for the years ended December 31, 2010, 2011 and 2012, respectively.  As of December 31, 2012 the aggregate amounts of capital and reserves restricted which represented the amount of net assets of the relevant subsidiaries in the Group not available for distribution was US$99,214.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

18.                                                 SHARE-BASED COMPENSATION

2006 Equity Incentive Plan

On June 26, 2006, the Group adopted the 2006 Equity Incentive Plan, which was amended and restated in May 2010 (collectively, the “2006 Plan”).  The 2006 Plan allows the Group to grant options to its employees and directors to purchase up to 10,872,000 ordinary shares subject to vesting requirement.  In March 2008, November 2008, and May 2010, the Company increased the total number of ordinary shares available for issuance under the 2006 Plan by 3,200,000, 5,426,012, and 4,000,000 shares, respectively, resulting in a total of 23,498,012 options available for grant under the 2006 Plan.  The share option information for all periods presented has reflected the 4-for-1 stock split in May 2010 pursuant to the anti-dilution provisions under the 2006 Plan.

On February 28, 2010, the Company granted 140,000 employee options with an exercise price of US$1.47 per share, of which 25% vest on the first anniversary of the grant date, 6.25% vest each quarter over the next three years thereafter. The contractual life is 8 years from the date of grant.

On May 18, 2010, the Company granted 600,000 employee options with an exercise price of US$1.29 per share, of which 50% vested on July 6, 2010 upon pricing on the date of the prospectus of an initial public offering and the remaining 50% vested on November 2, 2010. The contractual life is 8 years from the date of grant.

On August 16, 2010, the Company granted 2,400,000 options with an exercise price of US$2.66 per share for 2,360,000 options and US$1.47 per share for 4,000 options respectively. 2,300,000 options vested on the filing date of the Company’s 2010 annual report on Form 20-F as the net revenues for the year ended December 31, 2010 met US$176.4M. The contractual life is 1 years from the date of grant. In addition, 60,000 options vest over four years where 25% vest on the first anniversary of the grant date, and 6.25% vest each quarter over the next three years thereafter. The contractual life is 8 years from the date of grant. The remaining 40,000 options vest over four years, where 20% vest on the first anniversary of the grant date, 5% vest each quarter over the second year, and 7.5% vest each quarter over the next two years thereafter. The contractual life is 8 years from the date of grant.

On December 17, 2010, the Company granted 150,000 employee options with an exercise price of US$2.50 per share, of which 33.33% vest on the first anniversary of the grant date, and 8.33% vest each quarter over the next two years thereafter.  The contractual life is 8 years from the date of grant.

On April 7, 2011, the Company granted to employees 240,000 options, which vested immediately on the grant date. The contractual life of the nonvested shares is 8 years from the date of grant.

On April 15, 2011, the Company granted options on 320,000 shares with an exercise price of US$1.25 per share to employees. 50% of the options vest on the first and second anniversary of the grant date respectively. The contractual life is 8 years from the date of grant.

On April 15, 2011, the Company granted options on 1,052,000 shares with an exercise price of US$3.75 per share to employees. The vesting of the options will be on the filing date of the company’s 2011 annual report on Form 20-F, and contingent upon the achievement of certain profit targets for the year ended December 31, 2011 which is considered probable.  The exercise price will be adjusted if the actual profits for 2011 exceed the profit targets. The contractual life is 8 years from the date of grant.

On September 1, 2011 (the “2011 repricing date”), the Company’s board of directors and compensation committee approved to amend the terms of 21,013,820 stock options granted to employees to reduce the exercise price of all outstanding share options to US$0.0025 or US$0.245 per share based on the closing price of the Company’s ADSs on NYSE on September 1, 2011. The amendments did not change the vesting provisions or the number of shares subject to any of the option awards. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of US$15,092, of which US$13,221 was recognized in the year ended December 31, 2011, and the remaining is recognized ratably over the remaining vesting period of the awards.

On October 1, 2011, the Company granted 800,000 options with an exercise price of US$0.75 per share. The options vested immediately on the grant date. The contractual life is 4 years from the date of grant.

On January 31, 2012, the Company granted 752,000 employee options with an exercise price of US$0.245 per share, of which 20% will vest on the first anniversary of the grant date, and 5% will vest each quarter in the second year, and 7.5% will vest each quarter over the next two years thereafter. The contractual life is 8 years from the date of grant.

On July 11, 2012, the Company granted 200,000 options which vested immediately on the grant date. The contractual life of the nonvested shares is 4 years from the date of grant.

On December 15, 2012 (the “2012 repricing date”), the Company’s board of directors and compensation committee approved to amend the terms of certain stock options granted to employees to reduce the exercise price of 13,883,328 outstanding share options granted before 2011to nil per share. The amendments did not change the vesting provisions or the number of shares subject to any of the option awards. This was accounted for as a share option modification and required the remeasurement of the fair value of these share options. This remeasurement resulted in a total incremental share-based compensation of US$1,522, of which US$1,408 was recognized in the year ended December 31, 2012, and the remaining is recognized ratably over the remaining vesting period of the awards.

A summary of option activity under the Plan as of December 31, 2012, and changes during the year then ended is presented below:

		Weighted		Weighted-average	Aggregate
		average		remaining	intrinsic
Options	Shares	exercise price		contractual term	value

Outstanding at January1, 2012	16,059,328	$	US0.20
Granted*	14,835,328	$	US0.01
Exercised	(8,600,000)	$	US0.28
Forfeited	(1,056,000)	$	US0.25
Cancelled*	(13,883,328)	$	US0.16
Outstanding at December 31, 2012	7,355,328	$	US0.12	4.6 years	2,025
Exercisable at December 31, 2012	5,747,833	$	US0.12	4.2 years	1.494

* Due to the share option modification in December 2012, 13,883,328 old share options were cancelled and replaced with the same number of new share options granted.

The weighted average grant date fair values of the options granted during the years ended December 31, 2010, 2011 and 2012 were US$0.88, US$1.25 and US$0.50, respectively.  The total intrinsic value of options exercised during the year ended December 31, 2010, 2011 and 2012 were $nil, $3,744 and $2,387, respectively.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable period.

	Years ended December 31,
	2010	2011	2012

Weighted average risk-free interest rate	1.49%	1.35%	1.44%
Weighted average expected term	1.4 years	2.2 years	4.7 years
Weighted average volatility	41.1%	45.5%	47.1%
Weighted average dividend yield	—	—	—
Weighted fair value of underlying ordinary shares	2.90	1.01	0.62

(a)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(b)                                 Expected term

As the Company did not have historical share option exercise experience, it estimated the expected term base on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(c)                                  Volatility

Volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period similar to the expected term of the options.

(d)                                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the employee share options.

(e)                                  Fair value of underlying ordinary shares

Prior to the completion of IPO in July 2010, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the valuation result of a third-party appraisal by American Appraisal China Limited and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events.  After the completion of IPO, the closing market price of ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

The Group recorded share-based compensation of  US$2,924 , US$19,366 and US$4,441 during the years ended December 31, 2010, 2011 and 2012, respectively, based on the fair value on the grant dates over the requisite service period of award according to the graded vesting schedule.

As of December 31, 2012, total unrecognized compensation expense relating to unvested share options was US$1,865.  The amount is expected to be recognized over a weighted average period of 1.08 years according to the graded vesting schedule.

NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

19.                               NONCONTROLLING INTEREST

	Dimension	Harmonation	Yantai	Wuxi	Total
Balance as of December 31, 2010	—	591	(28)	—	563
Dissolution of Yantai (1)	—	—	32	—	32
Foreign currency translation adjustment	—	(15)	(4)	—	(19)
Net income	—	(233)	—	—	(233)
Balance as of December 31, 2011	—	343	—	—	343
Injection of a noncontrolling shareholder	—	—	—	1,102	1,102
Disposal of Dimension’s share (2)	3,387	—	—	—	3,387
Foreign currency translation adjustment	4	13	—	12	29
Net income	215	11	—	(82)	144
Balance as of December 31, 2012	3,606	367	—	1,032	5,005

(1) In 2011, to streamline the Corporate Structure, the Company dissolved Yantai Q.B. Eleven Outsourcing Service Company (“Yantai”) since the subsidiary did not have business operations.

(2) In January 2011, the Company acquired 100% equity interest of Dimension for a total consideration of $14.5 million, and the initial consideration includes US$4 million in cash and 1,152,352 ordinary shares of the Company with a fair value of US$5.34 million based on the closing market price of the Company’s ADSs on the acquisition date.  The purchase was accounted for as a business combination using the acquisition method of accounting. (see Note 3)

In September 2012, the Company and the original selling shareholders of Dimension (who are the current employees of the Group) agreed that the Group transferred 35% equity ownership of Dimension to the original selling shareholders in exchange for 1,152,352 ordinary shares of the Company.  The fair value of the shares received by the Company was determined to be US$357 and the fair value of the 35% equity ownership of Dimension transferred by the Group was determined to be US$4,265.  The excess of value (US$3,908) transferred by the Company in the transaction was recorded as non-cash compensation expense.  The transaction was completed in November 2012 and the Group continues to retain control of Dimension and therefore the Group continues to consolidate Dimension as a subsidiary.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20.                               COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. Rental expenses under operating leases were US$2,842, US$2,541 and US$2,752 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2012 are as follows:

2013	1,813
2014	1,359
2015	913
2016	913
2017 and thereafter	3,307
Total	8,305

Legal contingencies

The Company initially acquired its Hong Kong operation (“Previous HK Operations”) in 2006 through the Company and Triumph. Under applicable Hong Kong law, the Company and Triumph were deemed to have established a place of business and carrying on business in Hong Kong, and therefore, both were required to obtain business registration certificates from the Business Registration Office of the Hong Kong government and to be registered with the Companies Registry of the Hong Kong government within one month of their acquisition of its Previous HK Operations. The Company did not obtain such certificates or undertake such registration and accordingly, the Company’s Previous HK Operations were not fully compliant with registration requirements in Hong Kong. As a result of such non-compliance, the Company could be subject to a fine for each day of non-compliance and a maximum one-time fine. As of December 31, 2011, no losses with respect to this contingency were accrued. There has been no prosecution initiated by the relevant authorities. If such action were to be taken, the penalty that the Company would incur could be in the range from zero to a maximum of US$264 up to November 5, 2010. The Company is unable to reasonably estimate the actual amount that it may have to pay if the authorities were to become aware of the non-compliance and were to commence proceedings.

In addition, as an employer, The Company’s Previous HK Operations were required to comply with legal obligations with regard to mandatory provident funds and compensation insurance for its employees under the Mandatory Provident Fund Schemes Ordinance (Cap. 485), or MPFSO, and under the Employees’ Compensation Ordinance (Cap. 282), or ECO, of the Hong Kong laws, respectively. The Company’s Previous HK Operations were not compliant with certain provisions of the MPFSO for a duration of approximately 10 months between 2006 and 2007 by failing to ensure, in relation to one employee at the time that such employee becomes a member of a registered mandatory provident fund scheme and to make and deduct the respective employer and employee mandatory provident fund contributions in a total amount of HK$20,000 to the employee’s account of such scheme. The Company’s Previous Hong Kong Operations were also not compliant with certain provisions of the ECO by failing to take out worker’s compensation insurance in relation to the said one employee.

As a result of the foregoing, the Company may be subject to fines, penalties and/or prosecutions under local laws and regulations. In recent enforcement cases under the MPFSO, defaulting employer(s) have been ordered to repay all unpaid contributions, and a surcharge or a penalty of the higher of US$0.6 or 5% of the total unpaid amount. The Company’s Previous HK Operations have made up these default contributions into the relevant employee’s mandatory provident fund scheme account and have been in compliance with its legal obligations under the MPFSO since October 2007. Furthermore, with respect to the failure to take out compensation insurance, any fines, penalties and/or prosecutions may include but not be limited to facing a maximum fine of US$13. Up to November 5, 2010, none of the Company’s Previous HK Operations’ employees have been injured whilst at work and the Company’s Previous HK Operations have been in full compliance with the ECO since March 2010. There has been no prosecution initiated by the relevant authorities or employees and the Company believes that if such action were to be taken, the actual penalty that the Company could incur would be insignificant. As of December 31, 2011 and December 31, 2012, no losses with respect to this contingency were accrued.

Securities Class Action:

The Company were named as a defendant in a putative securities class action filed in the United States District Court for the Southern District of New York: Michael Fox v. Camelot Information Systems Inc., et al., Civil Action No. 12 CIV 0086 (filed on January 5, 2012). The complaint in this action also named as defendants our current and former directors and officers. The complaint also named underwriters for the Company’s initial public offering in July 2010 and the follow-on offering in December 2010.

Plaintiffs allege that the Company made various misstatements and omissions regarding the business practices and financial results in violation of the federal securities laws. Specifically, plaintiffs allege that the Company failed to disclose negative trends in the business, including those with respect to the the employees and most important customers. Plaintiffs seek to represent a class of all persons who purchased or otherwise acquired the the Company’s ADSs between July 21, 2010 and September 28, 2011, and/or who acquired shares of the Company’s ADSs pursuant to or traceable to the allegedly false and misleading registration statements and prospectuses issued in connection with our initial public offering and follow-on offering.  By order dated June 6, 2012, and pursuant to the Private Securities Litigation Reform Act, Judge Gardephe appointed lead plaintiffs and lead counsel in the case. Pursuant to a stipulation executed by the parties to the action, lead plaintiffs filed their consolidated amended complaint on September 6, 2012, and subsequently filed a corrected amended class action complaint on September 28, 2012.  The Company have filed a motion to dismiss the corrected amended class action complaint, which has been briefed by the parties and is currently pending before the court.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
SEGMENT REPORTING

21.                               SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.  The Group has one operating segment.  The Group’s revenue and net income are substantially derived from enterprise application services and financial industry IT services.

The following table summarizes the Group’s net revenues in different geographic locations in U.S. dollars:

	Years ended December 31,
	2010	2011	2012

Net revenues
PRC	160,897	195,076	218,540
Taiwan	14,963	9,036	10,083
Japan	14,663	21,120	21,811
Others	2,340	1,888	3,629
Total	192,863	227,120	254,063

Geographic area information for net revenues is summarized based on the countries in which the customers are located

The following table summarizes the Group’s net revenues by service line:

	Years ended December 31,
	2010	2011	2012

Enterprise application services	126,396	158,733	164,487
Hardware and software product	159	448	635

Total enterprise application services	126,555	159,181	165,122

Financial industry services	59,012	59,486	80,887
Hardware and software product	7,296	8,453	8,054

Total financial industry services	66,308	67,939	88,941

Total net revenues	192,863	227,120	254,063

The following table summarizes the Group’s long-lived assets in different geographic locations in U.S. dollars:

	2011	2012
Long-lived assets
PRC	49,042	15,550
Taiwan	1,649	340
Others	1,731	1,901
Total	52,422	17,791

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENT

22.                               SUBSEQUENT EVENTS

In March 2013, the board of directors of the Company has received a preliminary non-binding proposal letter dated March 12, 2013 from the Chairman and Chief Executive Officer, Mr. Simon Yiming Ma, the President, Ms. Heidi Chou, and the Executive Vice President and the Chief Executive Officer of CFITS, a subsidiary of the Company, Mr. Yuhui Wang (together with Mr. Ma and Ms. Chou, the “Buyer Group”), to acquire all of our outstanding shares that are not currently owned by the Buyer Group and their respective affiliates and certain of our other management members who may choose to join the Buyer Group in a going private transaction for US$1.85 per ADS in cash, subject to certain conditions. According to the proposal letter, the acquisition is intended to be financed through a combination of debt and equity capital, and the Buyer Group has been in discussion with a financial institution which has expressed interest in financing the proposed acquisition. The board of directors has formed a special committee of independent directors to consider the proposal and no decisions have been made by the special committee with respect to the response to the proposal.

In January 2013, Tianyi Financial Technology Service (Wuhan) Co., Ltd (“Tianyi”), filed a complaint against Tansun Beijing, one of our wholly owned PRC subsidiaries, before the Haidian District People’s Court in Beijing, alleging that Tansun Beijing breached the strategic cooperation agreement with Tianyi and seeking compensation in an aggregate amount of US$970 (RMB6 million). Tansun Beijing filed a motion to quash service of summon on the ground of lack of jurisdiction of the court.  By order dated February 18, 2013, Haidian District People’s Court in Beijing transferred this case to Chaoyang District People’s Court in Beijing. Tansun Beijing then appealed to The First Intermediate People’s Court in Beijing.  This case is currently pending.

Given the proceeding is in a very preliminary stage, there is considerable uncertainty regarding the timing or ultimate resolution of such proceeding, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible loss cannot be made.  The Group does not expect the results of this lawsuit to have a material effect on the Company’s business, results of operations or financial condition.

Schedule I - Financial Information of Parent Company	12 Months Ended
Dec. 31, 2012
Schedule I - Financial Information of Parent Company
Schedule I - Financial Information of Parent Company

Additional Information-Financial Statement Schedule I

Financial Information of Parent Company

Balance Sheets

(in U.S. dollars in thousands, except share data)

	Years ended December 31,
	2011	2012
Assets

Current assets:
Cash and cash equivalents	4,849	18,372
Term deposits	40,854	—
Accounts receivable	152	199
Amounts due from related parties	20,747	21,960
Prepaid expenses and other current assets	669	1,725
Total current assets	67,271	42,256
Investment in subsidiaries	190,190	172,949
Intangible assets, net	—	1,554
Other noncurrent assets	352	266
Total assets	257,813	217,025
Liabilities and shareholders equity

Current liabilities:
Amounts due to related parties	12,995	12,881
Accrued expenses and other payables	4,158	2,294
Consideration payable in connection with business acquisitions	5,132	2,992
Total current liabilities	22,285	18,167
Contingent consideration payable-noncurrent	2,822	—
Other noncurrent liabilities	961	590
Total liabilities	26,068	18,757
Shareholders’ equity:
Ordinary shares (no par value; 451,925,654 shares authorized as of December 31, 2011 and 2012; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011; 190,926,475 shares issued and 185,069,020 shares outstanding as of December 31, 2012)	—	—
Additional paid-in capital	189,094	194,039
Retained earnings (accumulated deficit)	20,967	(19,579)
Accumulated other comprehensive income	21,684	23,808
Total shareholders equity	231,745	198,268
Total liabilities and shareholders’ equity	257,813	217,025

Financial Information of Parent Company

Statements of Comprehensive Income

(in U.S. dollars in thousands, except share and per share data)

	Years Ended December 31,
	2010	2011	2012

Net revenues	130	178	48
Cost of revenues (including share-based compensation of US$136, US$1,463 and US$278 in 2010, 2011 and 2012, respectively)	(300)	(1,622)	(545)
Gross loss	(170)	(1,444)	(497)
Selling and marketing expenses (including share-based compensation of US$354, US$7,427 and US$2,043 in 2010, 2011 and 2012, respectively)	(354)	(7,427)	(2,043)
General and administrative expenses (including share-based compensation of US2,434, US$10,476 and US$2,120 in 2010, 2011 and 2012, respectively)	(2,504)	(16,706)	(11,050)
Changes in fair value of contingent consideration for business acquisitions	(3,880)	(1,669)	(170)
Total operating expenses	(6,738)	(25,802)	(13,263)
Loss from operations	(6,908)	(27,246)	(13,760)
Other income (expenses), net	381	1,624	750
Loss on disposal of a subsidiary	—	(23)	—
Equity in earnings (losses) of subsidiaries	25,124	(15,179)	(27,536)
Income (loss) before provisions for income taxes	18,597	(40,824)	(40,546)
Provisions for income taxes	—	—	—
Net income (loss)	18,597	(40,824)	(40,546)

Net income (loss)	18,597	(40,824)	(40,546)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	6,109	8,228	2,124
Comprehensive income (loss)	24,706	(32,596)	(38,422)

Financial Information of Parent Company

Parent Company Statements of Change in Equity

(in U.S. dollars in thousands, except share data)

	Series A		Series B		Ordinary shares			Additional	Retained earnings	Accumulated other	Total
	preferred shares		preferred shares		Shares		Shares to	paid-in	(accumulated	comprehensive	Shareholders’
	Shares	Amount	Shares	Amount	outstanding	Amount	be issued	capital	deficit)	income	equity
Balance as of December 31, 2009	44,055,018	28,725	4,019,328	5,000	82,640,994	—	11,035	20,199	43,194	7,347	115,500
Issuance of ordinary shares	—	—	—	—	7,932,000	—	(11,035)	11,035	—	—	—
Conversion of preferred shares upon the initial public offering (“IPO”)	(44,055,018)	(28,725)	(4,019,328)	(5,000)	48,074,346	—	—	33,725	—	—	—
Issuance of common shares upon IPO	—	—	—	—	36,666,668	—	—	89,635	—	—	89,635
Issuance of common shares upon the follow-on public offering	—	—	—	—	4,296,120	—	—	19,949	—	—	19,949
Share based compensation	—	—	—	—	—	—	—	2,924			2,924
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	6,109	6,109
Net income	—	—	—	—	—	—	—	—	18,597	—	18,597
Balance as of December 31, 2010	—	—	—	—	179,610,128	—	—	177,467	61,791	13,456	252,714
Issuance of ordinary shares in connection with business acquisition	—	—	—	—	1,152,352	—	—	5,341	—	—	5,341
Repurchase of ordinary shares	—	—	—	—	(8,473,600)	—	—	(14,415)	—	—	(14,415)
Options exercised	—	—	—	—	5,332,492	—	—	1,335	—	—	1,335
Share based compensation	—	—	—	—	—	—	—	19,366			19,366
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	8,228	8,228
Net loss	—	—	—	—	—	—	—	—	(40,824)	—	(40,824)
Balance as of December 31, 2011	—	—	—	—	177,621,372	—	—	189,094	20,967	21,684	231,745
Shares received for transfer of noncontrolling interest of a subsidiary					(1,152,352)			(357)			(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	—	—	—	—	—	—	—	878	—	—	878
Options exercised	—	—	—	—	8,600,000	—	—	—	—	—	—
Share based compensation	—	—	—	—	—	—	—	4,441	—	—	4,441
Capital investment	—	—	—	—	—	—	—	(17)	—	—	(17)
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	2,124	2,124
Net loss	—	—	—	—	—	—	—	—	(40,546)		(40,546)
Balance as of December 31, 2012	—		—	—	185,069,020	—	—	194,039	(19,579)	23,808	198,268

Financial Information of Parent Company

Statements of Cash Flows

(in U.S. dollars in thousands)

	Years Ended December 31,
	2010	2011	2012
Cash flows from operating activities:
Net income (loss)	18,597	(40,824)	(40,546)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangible assets	—	—	388
Equity in (earnings) loss of subsidiaries	(25,124)	15,179	27,536
Loss on disposal of subsidiary	—	23	—
Share-based compensation	2,924	19,366	4,441
Changes in fair value of contingent consideration for business acquisitions	3,880	1,669	170
Non-cash compensation resulting from transfer of non-controlling interest of Dimension (Note 19)	—	—	3,908
Changes in operating assets and liabilities:
Accounts receivable	(6)	(27)	(47)
Amounts due from related parties	(1,757)	(14,872)	(1,213)
Prepaid expenses and other current assets	(769)	(825)	(1,058)
Other noncurrent assets	(352)	—	86
Accrued expenses and other payables	1,153	3,501	(1,909)
Other noncurrent liabilities	1,090	(59)	(373)
Net cash (used in) provided by operating activities	(364)	(16,869)	(8,617)
Cash flows from investing activities:
Purchase of term deposits	—	(40,854)	—
Maturity of term deposits		—	40,854
Purchases of businesses	(13,359)	(12,936)	(3,500)
Investment in subsidiaries		(2,015)	(10,000)
Net cash (used in) provided by investing activities	(13,359)	(55,805)	27,354
Cash flows from financing activities:
Repurchase of ordinary shares	—	(14,415)	—
Amounts due to related parties	6,713	(1,039)	(114)
Payment of professional fee related to initial public offering	—	(1,242)	—
Proceeds from issuance of initial public offering, net of issuance cost	90,818	—	—
Proceeds from follow-on offering	19,948	—	—
Reimbursed issuance cost from follow-on offering	—	836	—
Payment of reimbursable issuance cost related to follow-on offering	(141)	(694)	—
Payment of deferred consideration for acquisitions	(4,252)	(7,961)	(5,100)
Proceeds from exercise of share options	—	1,335	—
Net cash provided by (used in) financing activities	113,086	(23,180)	(5,214)
Net increase (decrease) in cash and cash equivalents	99,363	(95,854)	13,523
Cash and cash equivalents, beginning of year	1,340	100,703	4,849
Cash and cash equivalents, end of year	100,703	4,849	18,372

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned and majority owned subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the financial statements and accompanying notes.  Actual results could differ from those estimates.  Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, valuation allowance for deferred tax assets, collectability of accounts receivable, purchase price allocation in business combinations, estimated useful lives and impairment of property and equipment, goodwill and other intangible assets, and fair value of share options and ordinary shares.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have remaining maturities of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.
Restricted cash

Restricted cash

The Group is required to maintain certain deposits with banks so that bank guarantee letters can be issued to the Group for the purpose of trading transactions.  Cash held in such accounts is normally restricted for a period of three months.

Short-term investment

Short-term investments

Short term investments of the Group are debt securities acquired from financial institutions, which are classified as held-to-maturity securities as the Group has the positive intent and ability to hold the securities to maturity.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Fair value

Fair value

The Group follows the provisions of ASC 820, Fair Value Measurements and Disclosures in determining and disclosing certain fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I - Observable inputs such as quoted prices in active markets for identical, unrestricted assets, or liabilities.

Level II - Quoted prices for similar assets or liabilities, or inputs other than quoted prices in active markets that are observable, either directly or indirectly.

Level III - Unobservable inputs in which there is little or no market data, which requires the Group to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option-pricing models, discounted cash flows models, and similar techniques.

Financial instruments

Financial instruments

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, term deposits, accounts payable, contingent consideration and bank borrowings.

The carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, term deposits, and accounts payable approximate their fair values due to short-term maturities.

The carrying amounts of bank borrowings approximate their fair values as the bank borrowings bear variable interest rates which approximate the market interest rate.

The fair value of contingent consideration was determined by the Group with the assisitance from an independent valuation firm.

Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivables represent those receivables derived in the ordinary course of business.  The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

Inventories

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined using the weighted average method.  Inventories include raw materials and consumables and hardware purchased from third party vendors.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	30 years
Furniture and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease terms or estimated useful lives

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives

Acquired intangible assets, other than goodwill, are initially measured and recorded at their fair values.  Customer relationships, SAP certificate and contract backlogs are amortized based on the estimated attrition pattern of the acquired intangibles. Trade name, system software, completed technology, non-compete agreement and patent are amortized based on straight-line method or sum of the years digits method over the following estimated economic lives:

Trade name	5 years
Customer relationships	3-10 years
SAP certificate	3.8 years
Contract backlogs	0.3-3.5 years
System software	10 years
Completed technology	2.25-10 years
Non-compete agreement	3-5 years
Patent	5 years

Impairment of long-lived assets with definite lives

Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the fair values of the assets.

Impairment of goodwill and indefinite-lived intangible assets

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that they might be impaired. Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Project deposits

Project deposits

Project deposits represent the amounts paid by the Group to certain customers to guarantee fulfillment of all the terms of contracts.  The deposits will be refunded by the customers once the contract terms are fulfilled.  Historically, deposits were returned as the Group met defined performance goals, service levels and completion schedules as set forth in the contracts.

Research and development

Research and development

Research and development costs consist of expenditures incurred in the development of new software modules and products, either as part of the internally used software or in conjunction with anticipated customer projects.  Technological feasibility for the Group’s software products is reached shortly before the products are released for sale.  To date, costs incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Group has expensed all research and development costs when incurred.

Revenue recognition

Revenue recognition

The Group provides its services through two services lines: (i) enterprise application services and (ii) financial industry IT services.  Enterprise application services primarily consist of packaged software implementation, software application development, support and maintenance services.  Financial industry IT services primarily consist of system software support and maintenance, application software development and implementation services as well as consulting services in the financial industry, principally for banks and insurance companies.

Revenues are generated from either fixed-price or time-and-expense contracts.  Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense contracts

Revenues from time-and-expense contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met.  Under time-and-expense contracts, the Group is reimbursed for actual hours incurred at negotiated hourly billing rates.  Customers may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate.  The rights to software developed by the Group on behalf of its customers belong to the customers and the Group does not have the option to acquire such rights from its customers.  Net revenues recognized for time-and-expense contracts totaled US$99,071, US$121,762 and US$136,553 for the years ended December 31, 2010, 2011 and 2012, respectively.

Fixed-price contracts

Revenues from service-only fixed-price contracts require the Group to perform services for systems design, planning and consulting throughout the contractual period, which is generally less than one year.  Revenues from this type of arrangements are generally recognized using the proportional performance method based on the proportion of actual service hours incurred to the budgeted total service hours.  All of the Group’s service offerings are similar in nature and the Group has a long history of providing these services resulting in its ability to reasonably estimate the service hours expected to be incurred on each project, and there are no retention provisions.

To date, the Group has not incurred a material loss on any contracts.  However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated.

The Group, under some contracts, is subject to payment penalties if it fails to complete the projects within a specified period of time.  To date, the Group has not incurred a material penalty on any contracts.  However, as a matter of policy, the Group considers contract provisions for penalties when estimating the total revenue on a contract and evaluates such provisions throughout the life of the contract.

The Group also enters into multiple-element fixed-price arrangements, in which the deliverables mainly include licenses of self-developed core software and third-party software, and related services such as customization, modification, implementation and integration (“project services”) and support and maintenance services which include bug fixes, technical support via telephone and site visit, and unspecified upgrades on a when-and-if-available basis.

The Group accounts for a deliverable in an arrangement of multiple elements as a separate unit of accounting when the following criteria are met.

·                                          The functionality of the delivered element(s) is not dependent on the undelivered element(s);

·                                          There is vendor-specific objective evidence (VSOE) of fair value of the undelivered element(s).  VSOE of fair value is based on the price charged when the deliverable is sold separately by the Group on a regular basis; and

·                                          Delivery of the delivered element(s) represents the culmination of the earnings process for that element(s).

In some cases, the VSOE of fair value of the support and maintenance services, which is the last element to be delivered, is established based on standalone sales, however, no such evidence exists for other elements.  For these arrangements, under the residual method, the amount of consideration allocated to elements other than the support and maintenance services equals the total arrangement consideration less the VSOE of fair value of the support and maintenance services, which is deferred and recognized as revenue using the proportional performance method over the project services period.  The proportional performance is determined based on the proportion of actual service hours incurred to the budgeted service hours.  When revenue is deferred, the related cost is also deferred.  The arrangement consideration allocated to the support and maintenance services is recognized as revenue ratably over the support and maintenance services period, which is usually one to two years.

When the VSOE of fair value of the support and maintenance services does not exist, the entire arrangement is accounted for as one accounting unit resulting in revenue being recognized on a straight line basis over the support and maintenance services period once the support and maintenance services are the only undelivered element.  Accordingly, the accumulated contract cost is deferred and recognized as cost of revenue ratably over the same period as revenue is recognized.

Net revenues recognized for fixed-price contracts totaled US$93,792, US$105,358 and US$117,510 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group reports revenues net of applicable business taxes and the related surcharges.  The Company’s subsidiaries in the PRC are subject to a 5% business tax and related surcharges on the revenues earned from providing services, except for that Camelot Nanjing qualified for business tax at 3%.  Business taxes and the related surcharges for the years ended December 31, 2010, 2011 and 2012 were US$6,391, US$7,017 and US$6,418 respectively, and were recorded as a reduction of revenues.

The Company’s PRC subsidiaries are also subject to value added taxes (“VAT”) at a rate of 17% on revenues from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account under value-added tax payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries became subject to VAT at the rates, 6% on certain service revenues which were previously subject to business tax.

The Group receives VAT rebates from tax authority as an incentive to encourage certain high-tech industries. VAT rebates are recorded as revenue when the Group pays the relevant VAT and properly files the rebate application to tax authority when the related rebates become receivable. The Group has recorded US$430, US$271, and US$417 of VAT rebate in revenue for the years ended December 31, 2010, 2011 and 2012, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

Government subsidies

Government subsidies

Subsidies are recorded as a liability when received and recognized as other operating income over the periods in which the Group recognizes the related costs for which the subsidies are intended to compensate.  If the costs for which the subsidy is intended to compensate have already been incurred, the Group reports the subsidies as other operating income when received.

Advertising costs	Advertising costs Advertising costs are expensed as incurred and such expenses were minimal for the periods presented. Advertising costs have been included as part of selling and marketing expenses.
Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the leasing company are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.  Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements.  Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2010, 2011 and 2012.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses. The Group also believes that the Group’s unrecognized tax benefits will not change significantly within 12 months from December 31, 2012.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”).  The financial records of the Company’s subsidiaries located in the PRC, Japan, Taiwan and Hong Kong are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), Taiwan Dollars (“NT$”) and Hong Kong Dollars (“HK$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date.  Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred.  Transaction gains and losses are recognized in the consolidated statements of operations and comprehensive income.

The Group’s entities with functional currency of RMB, Yen, NT$ and HK$ translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency.  Assets and liabilities are translated using the exchange rates in effect on the balance sheet date.  Revenues, expenses, gains and losses are translated using the average rate for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments.  Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in a single continuous statement of comprehensive income. The consolidated financial statements for prior periods have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not freely convertible into other currencies.  All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to trade foreign currency.  The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.  The Group’s cash and cash equivalent, term deposit and restricted cash balances in RMB as of December 31, 2010, 2011 and 2012 were RMB202,722,790, RMB436,430,586 and RMB363,930,344 respectively.

During the periods presented, the Group also incurred foreign currency risk on sales denominated in U.S. dollars and Japanese Yen.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash, accounts receivable, term deposits and short-term investments.  The Group places the majority of its cash and term deposits with financial institutions located in the PRC and the United States of America.  The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers.

Details of customers accounting for 10% or more of total net revenues were as follows:

	Years ended December 31,
	2010	%	2011	%	2012	%

Customer A	64,987	34	77,387	34	79,993	32

Details of customers accounting for 10% or more of accounts receivable were as follows:

	As of December 31,
	2011	%	2012	%

Customer A	50,528	37	40,908	27

Net income per share

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.  Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Group’s convertible preferred shares were participating securities as the preferred shares participated in undistributed earnings on an as-converted basis.  Accordingly, the Group used the two-class method of computing net income per share, for ordinary and preferred shares according to their participation rights in undistributed earnings.  Under this method, undistributed net income was allocated on a pro rata basis to the ordinary and preferred shares to the extent that each class would share net income for the period.

The Group had convertible preferred shares and employee share options which could potentially dilute basic earnings per share for the periods presented.  To calculate the number of shares for diluted net income per share, the effect of the convertible preferred shares was computed using the as-converted method and the effect of the employee share options was computed using the treasury stock method.

The net income per share information for all periods presented has reflected the 4-for-1 stock split effected in May 2010 (See Note 15 “Ordinary shares “).

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument.  The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis, over the requisite service period of the award, which is generally the vesting period of the award.  The amount of compensation expenses recognized for any period is not less than the portion of the grant date fair value of the options vested during that period.  The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

A change in any of the terms or conditions of share options is accounted for as a modification of the share incentive plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.  Common forms of the consideration made in acquisitions include cash and common equity instruments.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.  For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified post-acquisition conditions, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recent accounting pronouncements adopted and not yet adopted

Recent accounting pronouncements adopted

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·                  Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

·                  Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

·                  Premiums or discounts in fair value measure - the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

·                  Fair value of an instrument classified in a reporting entity’s stockholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

·                  Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

·                                          For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

·                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

Recent accounting pronouncements adopted

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011.The Company adopted this guidance on January 1, 2012 and has presented comprehensive income in a single continuous statements of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and non-public, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this pronouncement on January 1, 2012 did not have a significant effect on the Company’s consolidated financial statements, as it chose to directly perform the two-step goodwill impairment test for 2012.

Recently issued accounting standards not yet adopted

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Company’s consolidated financial statements.

Recently issued accounting standards not yet adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In February 2013, the FASB has issued an authoritative pronouncement related to Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this Accounting Standards Updates (“ASU”) do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

The new amendments will require an organization to:

·                  Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.

·                  Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries

		Later of
	Place of	incorporation/	Percentage of
Name of Subsidiary	establishment	acquisition date	legal ownership
			%
Nanjing Camelot Information Systems Engineering Co. Ltd. (“NCIS”)	People’s Republic of China (“PRC” or “China”)	January 18, 2000	100
Beijing Camelot Technology Co., Ltd. (“Camelot Beijing”)	PRC	March 12, 2001	100
Beijing Heng En Technology Co., Ltd. (“Beijing Heng En”)	PRC	December 31, 2002	100
Shanghai Camelot Software Co., Ltd. (“Shanghai Camelot”)	PRC	September 30, 2004	100
Dalian Yuandong Digital Co., Ltd. (“Dalian Yuandong”)	PRC	January 1, 2006	100
Bayshore Consulting & Services Co., Ltd. (“Bayshore”)	PRC	January 1, 2006	100
Triumph Consulting & Services Co., Ltd. (“Triumph”)	BVI	January 1, 2006	100
Konwell Technologies Ltd. (“Konwell”)	BVI	January 1, 2006	100
Beijing Faceita Information System Ltd. (“Faceita”)	PRC	January 1, 2006	100
Asialink Information Technologies (Shanghai) Co., Ltd. (“Asialink”)	PRC	January 1, 2006	100
Kings Consulting Services Limited (“King’s”)	Hong Kong	January 1, 2006	100
Taiwan Camelot Information Inc. (“Taiwan Camelot”)	Taiwan	September 28, 2006	100
Hwawei Digital Financial Technologies Co., Ltd. (“Hwawei”)	Taiwan	January 1, 2007	100
Jiaxing Camelot Software Co., Limited (“Jiaxing Camelot”)	PRC	July 17, 2007	100
Beijing Red River Valley Information Technology Co., Ltd. (“Red River Valley”)	PRC	February 1, 2008	100
Beijing Yinfeng Technology Development Co., Ltd. (“Yinfeng”)	PRC	April 1, 2008	100
VLife Technology Co., Ltd. (“VLife”)	Taiwan	April 7, 2008	100
VLife Technology (Shang Hai) Co., Ltd. (“Weisong”)	PRC	April 7, 2008	100
VLife International Corp. Ltd. (“Samoa”)	Samoa	April 7, 2008	100
Shanghai Camelot Information Technology Co., Ltd (“SCIT”)	PRC	May 8, 2008	100
Harmonation Inc. (“Harmonation”)	Taiwan	July 7, 2008	85.47
Camelot Information Technology. Co., Ltd. (“Huaqiao”)	PRC	June 29, 2009	100
Kunshan Kesuo Information Consulting Co., Ltd. (“Kunshan”)	PRC	August 13, 2009	100
Zhuhai Agree Technology Co., Ltd. (“Agree Zhuhai”)	PRC	July 1, 2009	100
Beijing Agree Technology Development Co., Ltd. (“Agree Beijing”)	PRC	July 1, 2009	100
Shanghai Agree Technology Development Co., Ltd. (“Agree Shanghai”)	PRC	July 1, 2009	100
Beijing Tansun Software Technology Co., Ltd. (“Tansun Beijing”)	PRC	December 30, 2009	100
Xiamen Rella Software Technology Development Co., Ltd. (“Xiamen Rella”)	PRC	December 30, 2009	100
Kunshan Asialink Information Technology Co., Ltd. (“Asialink Kunshan”)	PRC	March 22, 2010	100
Dimension Information Technology Co., Ltd. (“Dimension”)¹	PRC	January 1, 2011	65
Camelot Information Technology Consulting (Wuxi) Co., Ltd (“Wuxi”)²	PRC	July 14, 2011	55
Camelot Financial Information Technology Services Co., Ltd (“CFITS”)	PRC	December 19, 2011	100
Wuhan Steel Camelot Information Systems Co., Ltd. (“Camelot Wuhan”)³	PRC	July 30, 2012	50
Entoh Digital Co., Ltd. (“DL-JP”)	Japan	January 1, 2006	100

Note:

1.              In November 2012, the Group transferred 35% equity ownership of Dimension to Dimension’s original selling shareholders who are also the current employees of the Group in exchange for 1,152,352 ordinary shares of the Company, which were issued to the original selling shareholders as part of the consideration for the acquisition of Dimension by the Group on January 1, 2011 (See Notes 3 and 19). After the completion of this transaction, the Group continues to retain control over Dimension and consequently the Group continues to consolidate Dimension as a subsidiary.

2.              As of January 1, 2012, a non-controlling shareholder injected an intangible asset to Wuxi to acquire 45% equity interest of the company; the injected intangible asset is booked at its fair value which was determined by the Company with the assistance from American Appraisal, an independent valuation firm.

3.              In July 2012, the Company formed Camelot Wuhan with Wuhan Iron and Steel Engineering Technologies Group Co., Ltd. In 2013, the Company invested in that entity US $1,700 for a 50% equity interest. The entity is designed to create a platform upon which to develop and grow the IT application business for the iron and steel industry. Wuhan Camelot had no operations during the year ended December 31, 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Building	30 years
Furniture and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease terms or estimated useful lives

Schedule of acquired intangible assets with definite lives

Trade name	5 years
Customer relationships	3-10 years
SAP certificate	3.8 years
Contract backlogs	0.3-3.5 years
System software	10 years
Completed technology	2.25-10 years
Non-compete agreement	3-5 years
Patent	5 years

Net revenues | Customer concentration risk
Concentration of credit risk
Schedule of concentration of credit risk
	Years ended December 31,
	2010	%	2011	%	2012	%

Customer A	64,987	34	77,387	34	79,993	32

Accounts receivable | Credit concentration risk
Concentration of credit risk
Schedule of concentration of credit risk
	As of December 31,
	2011	%	2012	%

Customer A	50,528	37	40,908	27

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Tansun
ACQUISITIONS
Schedule of allocation of purchase consideration

		Weighted average
	Amounts	useful lives

Cash	1,835
Accounts receivable	3,539
Other current assets	705
Property and equipment, net	1,088
Intangible assets:
Trade name	3,024	Indefinite
Contract backlogs	584	3.5 year
Customer relationships	2,580	4 years
Completed technology	3,602	5 years
Bank borrowings	(1,428)
Other current liabilities	(3,978)
Bank borrowings, less current portion	(374)
Deferred tax liabilities	(1,379)
Goodwill	8,721

Total	18,519

Dimension
ACQUISITIONS
Schedule of allocation of purchase consideration

		Weighted average
	Amounts	useful lives

Cash	1,506
Term deposits	303
Accounts receivable	3,593
Prepaid expenses and other receivable	1,021
Property and equipment, net	146
Intangible assets:
Trade name	2,197	Indefinite
Contract backlogs	641	1 year
Customer relationships	727	5 years
Non-compete agreement	782	3 years
Accounts payable	(1,091)
Deferred revenue	(129)
Income taxes payable	(79)
Accrued expenses and other payables	(982)
Deferred tax liabilities	(652)
Goodwill	6,513

Total	14,496

Consulting Business
ACQUISITIONS
Schedule of allocation of purchase consideration
		Weighted average
	Amounts	useful lives

Non-compete agreement	1,295	5 years
Trademark	647	5 years
Goodwill	1,558
Total	3,500

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31,
	2011	2012

Billed receivable	48,719	46,799
Notes receivable	1,841	2,219
Less: Allowance for doubtful accounts	(2,726)	(3,739)

Billed accounts receivable, net	47,834	45,279

Unbilled receivable	88,139	105,240
Less: Allowance for doubtful accounts	(927)	—

Unbilled accounts receivable, net	87,212	105,240

Schedule of allowance for doubtful accounts

	As of December 31,
	2011	2012

Balance at beginning of year	404	3,653
Provision (reverse) for doubtful accounts	3,235	779
Write-offs	(25)	(727)
Exchange rate differences	39	34

Balance at end of year	3,653	3,739

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of inventories
	As of December 31,
	2011	2012

Raw material and consumables	115	33
Third-party hardware	461	789

Total	576	822

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2011	2012

Advances to suppliers	10,617	10,167
Advances to employees	2,678	3,614
Tender and other utility deposit (1)	758	1,114
Prepaid rental	353	522
Interest receivables	335	1
VAT tax receivables	435	—
Deposit to Tansun’s original selling shareholders (2)	—	1,577
Others	581	700

	15,757	17,695

(1) As of December 31, 2011 and 2012, tender and other utility deposit mainly consisted of deposit which was made as part of the bidding process on projects.

(2) In September 2012, the Company and the original selling shareholders of Tansun (who are current employees of the Group) signed an agreement for the upcoming negotiation in respect of a performance-based incentive plan for these employees. In accordance with the agreement, the Company paid US$2,367 (RMB15 million) to the relevant employees as a temporary deposit to demonstrate a good faith gesture in regards to the upcoming negotiations. The deposit is scheduled to be returned upon the earlier of (1) achievement of three negotiation milestones as stipulated in the agreement, in the three equal payments and (2) by May 31, 2013 unconditionally.  In November 2012, both parties mutually agreed that the first milestone was reached and thus one third (US$790 (RMB5 million)) of the deposit was returned to the Company.  The remaining balance of US$1,577 (RMB10 million) was recorded as prepaid expenses and other current assets as of December 31, 2012.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2011	2012

Building	2,561	2,588
Leasehold improvements	493	498
Furniture and office equipment	5,879	5,819
Motor vehicles	1,170	1,078

	10,103	9,983
Less: Accumulated depreciation	(5,430)	(5,590)

Property and equipment, net	4,673	4,393

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2011	2012

Gross amount:
Beginning balance	41,229	49,684
Goodwill arising from acquisitions	6,513	1,558
Exchange differences	1,942	130
Ending balance	49,684	51,372
Accumulated goodwill impairment loss:		—
Beginning balance	—	(21,686)
Additional loss on impairment	(21,457)	(29,597)
Exchange differences	(229)	(89)
Ending balance	(21,686)	(51,372)
Goodwill, net	27,998	—

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of intangible assets and their related accumulated amortization

	As of December 31,
	2011	2012

Intangible assets not subject to amortization:
Trade names	18,655	18,725
Intangible assets subject to amortization:
Trade names	—	647
Customer relationships	20,739	20,793
Contract backlogs	2,555	2,588
SAP certificate	19	19
System software	820	1,070
Completed technology	4,871	4,889
Patent	—	1,096
Non-compete agreement	970	2,123
	48,629	51,950

Less: accumulated amortization
Trade names	—	(129)
Customer relationships	(16,164)	(17,879)
Contract backlogs	(2,365)	(2,524)
SAP certificate	(19)	(19)
System software	(273)	(567)
Completed technology	(2,547)	(2,690)
Patent	—	(219)
Non-compete agreement	(459)	(812)
	(21,827)	(24,839)
Accumulated impairment loss of intangible assets	(8,552)	(15,162)

Intangible assets, net	18,250	11,949

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of borrowings
	As of December 31,
	2011	2012

Borrowing within one year	8,847	1,077
Borrowing over one year	378	408
Total borrowings	9,225	1,485

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	As of December 31,
	2011	2012

Accrued employee payroll and welfare	11,542	13,359
Value-added tax payable	—	4,877
Business taxes payable	4,639	754
Other taxes payable (1)	1,230	1,576
Reimbursable employee travelling expenses	1,255	1,375
Professional service fees	2,207	862
Deferred government subsidy income	123	3,463
Other liabilities	2,276	2,399
	23,272	28,665

(1)         Other taxes payable primaryly includes withholding individual income tax payables.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expense (benefit)

	Years ended December 31,
	2010	2011	2012
Current
PRC	5,224	2,269	3,082
Others	200	—	236
Total current income taxes	5,424	2,269	3,318

Deferred
PRC	(1,276)	(3,031)	(1,279)
Others	(48)	(1,029)	105
Total deferred income taxes	(1,324)	(4,060)	(1,174)
Total income tax provision (benefit)	4,100	(1,791)	2,144

Schedule of the preferential tax rates

Subsidiaries	0%	10%	12.5%	15%	20%	22%	24%

Camelot Beijing	—	—	—	2010 - 2013	—	—	—
Red River Valley	—	—	—	2010 - 2013	—	—	—
Yinfeng	—	—	—	2010 - 2013	—	—	—
Agree Zhuhai	—	—	—	2010 - 2013	—	—	—
Tansun Beijing	—	—	—	2010 - 2014	—	—	—
Faceita	—	—	—	2010 - 2014	—	—	—
Bayshore	—	—	—	2010 - 2014	—	—	—
Dimension	—	—	—	2011- 2013	—	—	—
Jiaxing Camelot	—	—	2010-2012	—	—	—	—
Shanghai Camelot	—	—	—	—	—	2010	2011
Asialink	—	—	—	—	—	2010	2011
Dalian Yuandong	—	—	2010-2011	2012	—	—	—
Agree Shanghai	2010-2011	—	—	—	—	—	—
Huaqiao	2010-2011	—	2012-2014	—	—	—	—
Kunshan	2011-2012	—	2013-2015	—	—	—	—
Beijing Heng En	—	2011-2012	—	—	—	—	—

Schedule of the principal components of deferred income taxes

	December 31,
	2011	2012

Current deferred tax assets:
Provision for doubtful accounts	560	773
Accrued payroll	1,370	1,715
Less: Valuation allowance	—	(222)
Current deferred tax assets, net	1,930	2,266
Non-current deferred tax assets:
Net operating losses	2,758	5,558
Research and development cost deferred for tax purposes	509	68
Less: Valuation allowance	(2,070)	(5,013)
Non-current deferred tax assets, net	1,197	613
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	2,871	1,717
Non-current deferred tax liability, net	2,871	1,717

Schedule of reconciliation between the statutory PRC enterprise income tax rate and the effective tax rate

	Years ended December 31,
	2010	2011	2012

Statutory income tax under PRC	5,789	(10,704)	(9,564)
Effect of income not taxable for tax purposes	(160)	(43)	(144)
Effect of expenses not deductible for tax purposes	1,618	1,399	8,765
Different tax jurisdictions	569	11,693	2,308
Effect of income tax holiday and relief	(3,713)	(5,842)	(3,157)
Effect of deemed income for tax purpose	228	497	886
Changes in valuation allowance	(231)	1,209	3,050
Effective tax amount	4,100	(1,791)	2,144

Schedule of provisions for income taxes and net income per share, if tax holidays were not available

	Years ended December 31,
	2010	2011	2012

Provisions for income taxes	7,813	4,051	5,301

Net income (loss) per ordinary share - basic	0.10	(0.25)	(0.25)
Net income (loss) per ordinary share - diluted	0.09	(0.25)	(0.25)

NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
Schedule of net income per share

	Years ended December 31,
	2010	2011	2012

Net income (loss) attributable to Camelot Information Systems Inc.	18,597	(40,824)	(40,546)
Numerator used in basic and diluted net income per share:
Net income attributable to Camelot Information Systems Inc. allocated to Series A convertible preferred share (i)	2,920	—	—
Net income attributable to Camelot Information Systems Inc. allocated to Series B convertible preferred share (i)	266	—	—
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-basic (i)	15,411	(40,824)	(40,546)
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-diluted	18,597	(40,824)	(40,546)
Shares (denominator) (ii):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (iii)	128,663,415	179,954,056	177,711,280
Series A and Series B convertible preferred shares (as - if converted method)	26,605,529	—	—
Employee share options (treasury effect)	9,989,086	—	—
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted(iv)	165,258,030	179,954,056	177,711,280
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-basic	0.12	(0.23)	(0.23)
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-diluted	0.11	(0.23)	(0.23)

(i)                                     The net income attributable to holders of ordinary shares was allocated between ordinary shares and preferred shares on pro rata basis based on the dividend participation right.  Since each Series A convertible preferred shares and Series B convertible preferred shares has the same participating right as each ordinary share, the allocation was based on the number of ordinary shares, Series A convertible preferred shares and Series B convertible preferred shares issued.

(ii)                                  The net income per share information for all periods presented has reflected the 4-for-1 stock split effected in May 2010 (See Note 15 “Ordinary shares”).

(iii)                               As of December 31, 2010, 2011 and 2012, the Group has 2,690,000, 16,059,328 and 7,355,328 employee share options outstanding that can potentially dilute net income per share in the future but were excluded in computation of diluted net income per share in 2010, 2011 and 2012 as their effect would be anti-dilutive.

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Summary of movement of the balances of the Group's financial liabilities measured at fair value with level 3 inputs on a recurring basis

	Balance at December 31, 2010	Addition due to acquisition	Changes in fair value	Move to consideration payable	Balance at December 31 2011	Change in fair value	Move to consideration payable	Balance at December 31 2012

Contingent consideration:
Tansun	2,307	—	855	(3,162)	—	—	—	—
Dimension	—	5,155	814	(3,147)	2,822	170	(2,992)	—
Total	2,307	5,155	1,669	(6,309)	2,822	170	(2,992)	—

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION.
Summary of option activity under the Plan

		Weighted		Weighted-average	Aggregate
		average		remaining	intrinsic
Options	Shares	exercise price		contractual term	value

Outstanding at January1, 2012	16,059,328	$	US0.20
Granted*	14,835,328	$	US0.01
Exercised	(8,600,000)	$	US0.28
Forfeited	(1,056,000)	$	US0.25
Cancelled*	(13,883,328)	$	US0.16
Outstanding at December 31, 2012	7,355,328	$	US0.12	4.6 years	2,025
Exercisable at December 31, 2012	5,747,833	$	US0.12	4.2 years	1.494

* Due to the share option modification in December 2012, 13,883,328 old share options were cancelled and replaced with the same number of new share options granted.

Schedule of assumptions used in estimation of fair value of option granted

	Years ended December 31,
	2010	2011	2012

Weighted average risk-free interest rate	1.49%	1.35%	1.44%
Weighted average expected term	1.4 years	2.2 years	4.7 years
Weighted average volatility	41.1%	45.5%	47.1%
Weighted average dividend yield	—	—	—
Weighted fair value of underlying ordinary shares	2.90	1.01	0.62

NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST
Schedule of non controlling interest
	Dimension	Harmonation	Yantai	Wuxi	Total
Balance as of December 31, 2010	—	591	(28)	—	563
Dissolution of Yantai (1)	—	—	32	—	32
Foreign currency translation adjustment	—	(15)	(4)	—	(19)
Net income	—	(233)	—	—	(233)
Balance as of December 31, 2011	—	343	—	—	343
Injection of a noncontrolling shareholder	—	—	—	1,102	1,102
Disposal of Dimension’s share (2)	3,387	—	—	—	3,387
Foreign currency translation adjustment	4	13	—	12	29
Net income	215	11	—	(82)	144
Balance as of December 31, 2012	3,606	367	—	1,032	5,005

(1) In 2011, to streamline the Corporate Structure, the Company dissolved Yantai Q.B. Eleven Outsourcing Service Company (“Yantai”) since the subsidiary did not have business operations.

(2) In January 2011, the Company acquired 100% equity interest of Dimension for a total consideration of $14.5 million, and the initial consideration includes US$4 million in cash and 1,152,352 ordinary shares of the Company with a fair value of US$5.34 million based on the closing market price of the Company’s ADSs on the acquisition date.  The purchase was accounted for as a business combination using the acquisition method of accounting. (see Note 3)

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable leases
2013	1,813
2014	1,359
2015	913
2016	913
2017 and thereafter	3,307
Total	8,305

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
Net revenues in different geographic locations
	Years ended December 31,
	2010	2011	2012

Net revenues
PRC	160,897	195,076	218,540
Taiwan	14,963	9,036	10,083
Japan	14,663	21,120	21,811
Others	2,340	1,888	3,629
Total	192,863	227,120	254,063

Summary of Group's net revenues by service line

	Years ended December 31,
	2010	2011	2012

Enterprise application services	126,396	158,733	164,487
Hardware and software product	159	448	635

Total enterprise application services	126,555	159,181	165,122

Financial industry services	59,012	59,486	80,887
Hardware and software product	7,296	8,453	8,054

Total financial industry services	66,308	67,939	88,941

Total net revenues	192,863	227,120	254,063

Summary of long-lived assets in different geographic locations
	2011	2012
Long-lived assets
PRC	49,042	15,550
Taiwan	1,649	340
Others	1,731	1,901
Total	52,422	17,791

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 NCIS	Dec. 31, 2012 Camelot Beijing	Dec. 31, 2012 Beijing Heng En	Dec. 31, 2012 Shanghai Camelot	Dec. 31, 2012 Dalian Yuandong	Dec. 31, 2012 Bayshore	Dec. 31, 2012 Triumph	Dec. 31, 2012 Konwell	Dec. 31, 2012 Faceita	Dec. 31, 2012 Asialink	Dec. 31, 2012 King's	Dec. 31, 2012 Taiwan Camelot	Dec. 31, 2012 Hwawei	Dec. 31, 2012 Jiaxing Camelot	Dec. 31, 2012 Red River Valley	Dec. 31, 2012 Yinfeng	Dec. 31, 2012 VLife	Dec. 31, 2012 Weisong	Dec. 31, 2012 Samoa	Dec. 31, 2012 SCIT	Dec. 31, 2012 Harmonation	Dec. 31, 2012 Huaqiao	Dec. 31, 2012 Kunshan	Dec. 31, 2012 Agree Zhuhai	Dec. 31, 2012 Agree Beijing	Dec. 31, 2012 Agree Shanghai	Dec. 31, 2012 Tansun Beijing	Dec. 31, 2012 Xiamen Rella	Dec. 31, 2012 Asialink Kunshan	Nov. 30, 2012 Dimension	Dec. 31, 2012 Dimension	Nov. 30, 2012 Dimension Ordinary shares	Dec. 31, 2012 Wuxi	Jan. 02, 2012 Wuxi	Dec. 31, 2012 CFITS	Dec. 31, 2013 Camelot Wuhan	Dec. 31, 2012 Camelot Wuhan	Dec. 31, 2012 DL-JP
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	85.47%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		65.00%		55.00%		100.00%		50.00%	100.00%
Ownership percentage exchanged with original shareholders for ordinary shares which were the share consideration																														35.00%
Ordinary shares returned in exchange for 35% ownership of Dimension																																1,152,352
Percentage acquired by non-controlling shareholder																																		45.00%
Amount invested in the entity																																				$ 1,700
Percentage of equity interest acquired																																				50.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Restricted cash period of restriction	3 months
Minimum
Summary of Significant Accounting Policies
Term deposits original maturity period	3 months
Maximum
Summary of Significant Accounting Policies
Term deposits original maturity period	1 year

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Building
Property and equipment, net
Estimated useful lives	30 years
Furniture and office equipment
Property and equipment, net
Estimated useful lives	5 years
Motor vehicles
Property and equipment, net
Estimated useful lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Trade name
Acquired intangible assets with definite lives
Estimated economic lives	5 years
Customer relationships | Minimum
Acquired intangible assets with definite lives
Estimated economic lives	3 years
Customer relationships | Maximum
Acquired intangible assets with definite lives
Estimated economic lives	10 years
SAP certificate
Acquired intangible assets with definite lives
Estimated economic lives	3 years 9 months 18 days
Contract backlogs | Minimum
Acquired intangible assets with definite lives
Estimated economic lives	3 months 18 days
Contract backlogs | Maximum
Acquired intangible assets with definite lives
Estimated economic lives	3 years 6 months
System software
Acquired intangible assets with definite lives
Estimated economic lives	10 years
Completed technology | Minimum
Acquired intangible assets with definite lives
Estimated economic lives	2 years 3 months
Completed technology | Maximum
Acquired intangible assets with definite lives
Estimated economic lives	10 years
Non-compete agreement | Minimum
Acquired intangible assets with definite lives
Estimated economic lives	3 years
Non-compete agreement | Maximum
Acquired intangible assets with definite lives
Estimated economic lives	5 years
Patent
Acquired intangible assets with definite lives
Estimated economic lives	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Number of service lines		2
Net revenues recognized		$ 254,063,000	$ 227,120,000	$ 192,863,000
Retention provisions		0
Percentage of business tax and surcharge		5.00%
Business taxes and the related surcharges		6,418,000	7,017,000	6,391,000
Value added taxes rate (as a percent)		17.00%
VAT rate on services (as a percent)	6.00%
VAT rebate recorded in revenue		417,000	271,000	430,000
Camelot Nanjing
Revenue recognition
Percentage of business tax and surcharge		3.00%
Time and Expense Contracts
Revenue recognition
Net revenues recognized		136,553,000	121,762,000	99,071,000
Fixed Price Contracts
Revenue recognition
Net revenues recognized		$ 117,510,000	$ 105,358,000	$ 93,792,000
Number of accounting unit		1
Fixed Price Contracts | Minimum
Revenue recognition
Support and maintenance services period		1 year
Fixed Price Contracts | Maximum
Revenue recognition
Contractual period to perform services for systems design, planning and consulting		1 year
Support and maintenance services period		2 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Net revenues Customer concentration risk Customer A USD ($)	Dec. 31, 2011 Net revenues Customer concentration risk Customer A USD ($)	Dec. 31, 2010 Net revenues Customer concentration risk Customer A USD ($)	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer A USD ($)	Dec. 31, 2011 Accounts receivable Credit concentration risk Customer A USD ($)
Foreign currency risk
Cash and cash equivalent, term deposit and restricted cash balances in RMB				363,930,344	436,430,586	202,722,790
Concentration of credit risk
Percentage of concentration risk							32.00%	34.00%	34.00%	27.00%	37.00%
Total net revenues	254,063,000	227,120,000	192,863,000				79,993,000	77,387,000	64,987,000
Accounts receivable										$ 40,908,000	$ 50,528,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6)	1 Months Ended
May 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock split ratio	4

ACQUISITIONS (Details)	12 Months Ended									0 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 Ordinary shares	Dec. 31, 2012 Tansun USD ($)	Dec. 31, 2011 Tansun USD ($)	Dec. 31, 2010 Tansun USD ($)	Dec. 30, 2009 Tansun USD ($)	Dec. 30, 2009 Tansun CNY	Dec. 30, 2009 Tansun Contract backlogs USD ($)	Dec. 30, 2009 Tansun Customer relationships USD ($)	Dec. 30, 2009 Tansun Completed technology USD ($)	Dec. 30, 2009 Tansun Trade name USD ($)	Dec. 30, 2009 Tansun Ordinary shares USD ($)	Dec. 31, 2009 Tansun Ordinary shares USD ($)	Jan. 02, 2011 Dimension USD ($)	Dec. 31, 2012 Dimension USD ($)	Dec. 31, 2011 Dimension USD ($)	Dec. 31, 2012 Dimension CNY	Jan. 31, 2011 Dimension USD ($)	Jan. 02, 2011 Dimension Contract backlogs USD ($)	Jan. 02, 2011 Dimension Customer relationships USD ($)	Jan. 02, 2011 Dimension Non-compete agreement USD ($)	Jan. 02, 2011 Dimension Trade name USD ($)	Jan. 02, 2011 Dimension Ordinary shares USD ($)	Jan. 31, 2011 Dimension Ordinary shares USD ($)	Jan. 21, 2012 Consulting Business USD ($)	Jan. 21, 2012 Consulting Business Non-compete agreement USD ($)	Jan. 21, 2012 Consulting Business Trademark USD ($)
ACQUISITIONS
Percentage of equity interest acquired								100.00%	100.00%							100.00%				100.00%
Initial cash consideration								$ 8,790,000								$ 4,000,000				$ 4,000,000
Initial consideration in ordinary shares				7,932,000										3,932,000	3,932,000										1,152,352	1,152,352
Fair value of shares (in dollars per share)														$ 1.47	$ 1.47
Fair value of ordinary shares, as of acquisition date, included in initial consideration																									5,341,000	5,340,000
Percentage of shares restricted from transfer or sale within one year from the acquisition date																30.00%
Term during which 30% of shares are restricted from transfer or sale from the acquisition date																1 year
Percentage of shares restricted from transfer or sale within two years from the acquisition date																70.00%
Term during which 70% of shares are restricted from transfer or sale from the acquisition date																2 years
Performance-based consideration payable in cash- high end								5,860,000	40,000,000
Fair value of performance-based consideration								3,969,000								5,155,000
Purchase consideration								18,519,000								14,496,000				14,500,000							3,500,000
Cash paid to acquire business							8,790,000											4,000,000
Performance-based contingent consideration moved to consideration payable based on the earnings						3,162,000	3,030,000										2,992,000	3,147,000	18,600,000
Changes in fair value of contingent consideration for business acquisitions	(170,000)	(1,669,000)	(3,880,000)			855,000	1,368,000										170,000	814,000
Allocation of purchase consideration
Cash								1,835,000								1,506,000
Term deposits																303,000
Accounts receivable								3,539,000								3,593,000
Other current assets								705,000
Prepaid expenses and other receivable																1,021,000
Property and equipment, net								1,088,000								146,000
Intangible assets													3,024,000											2,197,000
Intangible assets										584,000	2,580,000	3,602,000									641,000	727,000	782,000					1,295,000	647,000
Bank borrowings								(1,428,000)
Other current liabilities								(3,978,000)
Bank borrowings, less current portion								(374,000)
Accounts payable																(1,091,000)
Deferred revenue																(129,000)
Income taxes payable																(79,000)
Accrued expenses and other payables																(982,000)
Deferred tax liabilities								(1,379,000)								(652,000)
Goodwill								8,721,000								6,513,000											1,558,000
Total								18,519,000								14,496,000											3,500,000
Weighted average useful lives										3 years 6 months	4 years	5 years									1 year	5 years	3 years					5 years	5 years
Net revenue included in financial statements since the date of acquisition																		11,055,000
Net income included in financial statements since the date of acquisition																		$ 904,000

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable
Less: Allowance for doubtful accounts	$ (3,739)	$ (3,653)
Billed accounts receivable, net	45,279	47,834
Unbilled accounts receivable, net	105,240	87,212
Allowance for doubtful accounts
Balance at beginning of year	3,653	404
Provision (reverse) for doubtful accounts	779	3,235
Write-offs	(727)	(25)
Exchange rate differences	34	39
Balance at end of year	3,739	3,653
Billed receivable
Accounts receivable
Accounts receivable, gross	46,799	48,719
Notes receivable	2,219	1,841
Less: Allowance for doubtful accounts	(3,739)	(2,726)
Billed accounts receivable, net	45,279	47,834
Allowance for doubtful accounts
Balance at end of year	3,739	2,726
Unbilled receivable
Accounts receivable
Accounts receivable, gross	105,240	88,139
Less: Allowance for doubtful accounts		(927)
Unbilled accounts receivable, net	105,240	87,212
Allowance for doubtful accounts
Balance at end of year		$ 927

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES
Raw material and consumables	$ 33	$ 115
Third-party hardware	789	461
Total	$ 822	$ 576

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Nov. 30, 2012 The original selling shareholders of Tansun USD ($)	Nov. 30, 2012 The original selling shareholders of Tansun CNY	Sep. 30, 2012 The original selling shareholders of Tansun USD ($) item	Sep. 30, 2012 The original selling shareholders of Tansun CNY item
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances to suppliers	$ 10,167		$ 10,617
Advances to employees	3,614		2,678
Tender and other utility deposit	1,114		758
Prepaid rental	522		353
Interest receivables	1		335
VAT tax receivables			435
Deposit to Tansun's original selling shareholders	1,577	10,000
Others	700		581
Prepaid expenses and other current assets	17,695		15,757
Performance-based incentive plan
Payment of temporary deposit to demonstrate a good faith gesture in regards to the negotiation of a performance-based incentive plan						2,367	15,000
Number of milestones for negotiation of a performance-based incentive plan						3	3
Number of equal payments						3	3
Portion of the deposit to be returned upon achieving each of the three milestones for negotiation				0.33	0.33
Proceeds from refunded temporary deposits				$ 790	5,000

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, net
Property and equipment, gross	$ 9,983	$ 10,103
Less: Accumulated depreciation	(5,590)	(5,430)
Property and equipment, net	4,393	4,673
Depreciation expenses	957	1,087	962
Building
Property and equipment, net
Property and equipment, gross	2,588	2,561
Leasehold improvements
Property and equipment, net
Property and equipment, gross	498	493
Furniture and office equipment
Property and equipment, net
Property and equipment, gross	5,819	5,879
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,078	$ 1,170

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Sep. 30, 2012 Enterprise application services	Sep. 30, 2011 Enterprise application services	Sep. 30, 2011 Financial industry IT services	Sep. 30, 2012 Financial industry IT services	Sep. 30, 2011 Financial industry IT services
Gross amount:
Beginning balance			$ 49,684	$ 41,229
Goodwill arising from acquisitions			1,558	6,513
Exchange differences			130	1,942
Ending balance		49,684	51,372	49,684
Accumulated goodwill impairment loss:
Beginning balance			(21,686)
Additional loss on impairment		0	(29,597)	(21,457)	(22,020)		(21,457)	(7,577)
Exchange differences			(89)	(229)
Ending balance		(21,686)	(51,372)	(21,686)
Goodwill, net		$ 27,998		$ 27,998
Goodwill for impairment
Number of reporting units			2
Number of significant competitors announced to merge	2
Discount rate (as a percent)					20.00%	20.00%		22.00%	21.00%
Terminal value growth rate (as a percent)					3.00%	3.00%		3.00%	3.00%

INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets
Intangible assets, gross			$ 51,950	$ 48,629
Less: accumulated amortization			(24,839)	(21,827)
Accumulated impairment loss of intangible assets			(15,162)	(8,552)
Intangible assets, net			11,949	18,250
Amortization of intangible assets			2,813	5,285	6,309
Future amortization expenses
2013			2,035
2014			1,288
2015			773
2016			641
2017			147
Accumulated impairment loss of intangible assets			(15,162)	(8,552)
Impairment loss on trade names	6,610	8,552	6,610	8,552
Trade names
Intangible assets
Intangible assets, gross			647
Less: accumulated amortization			(129)
Customer relationships
Intangible assets
Intangible assets, gross			20,793	20,739
Less: accumulated amortization			(17,879)	(16,164)
Contract backlogs
Intangible assets
Intangible assets, gross			2,588	2,555
Less: accumulated amortization			(2,524)	(2,365)
SAP certificate
Intangible assets
Intangible assets, gross			19	19
Less: accumulated amortization			(19)	(19)
System software
Intangible assets
Intangible assets, gross			1,070	820
Less: accumulated amortization			(567)	(273)
Completed technology
Intangible assets
Intangible assets, gross			4,889	4,871
Less: accumulated amortization			(2,690)	(2,547)
Patent
Intangible assets
Intangible assets, gross			1,096
Less: accumulated amortization			(219)
Non-compete agreement
Intangible assets
Intangible assets, gross			2,123	970
Less: accumulated amortization			(812)	(459)
Trade names
Intangible assets
Intangible assets, gross			$ 18,725	$ 18,655

BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Short-term loans	Dec. 31, 2012 Long-term loans	Dec. 31, 2012 Tansun Xiamen Short-term loans	Dec. 31, 2012 Tansun Xiamen Long-term loans	Dec. 31, 2012 Camelot Beijing Short-term loans	Dec. 31, 2012 Harmonation Short-term loans	Dec. 31, 2012 Harmonation Long-term loans	Dec. 31, 2012 Hwawei Short-term loans
Borrowings
Borrowing within one year	$ 1,077	$ 8,847			$ 45		$ 161	$ 855		$ 16
Borrowing over one year	408	378				245			163
Total borrowings	$ 1,485	$ 9,225
Interest rate on loans, minimum			1.92%	7.85%
Interest rate on loans, maximum			7.22%	9.58%

ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
Accrued employee payroll and welfare	$ 13,359	$ 11,542
Value-added tax payable	4,877
Business taxes payable	754	4,639
Other taxes payable	1,576	1,230
Reimbursable employee travelling expenses	1,375	1,255
Professional service fees	862	2,207
Deferred government subsidy income	3,463	123
Other liabilities	2,399	2,276
Accrued expenses and other payables	$ 28,665	$ 23,272

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
PRC	$ 3,082	$ 2,269	$ 5,224
Others	236		200
Total current income taxes	3,318	2,269	5,424
Deferred
PRC	(1,279)	(3,031)	(1,276)
Others	105	(1,029)	(48)
Total deferred income taxes	(1,174)	(4,060)	(1,324)
Total income tax provision (benefit)	$ 2,144	$ (1,791)	$ 4,100

INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Hong Kong King's	Dec. 31, 2012 Japan Entoh	Dec. 31, 2012 Taiwan Taiwan Camelot	Dec. 31, 2011 Taiwan Taiwan Camelot	Dec. 31, 2010 Taiwan Taiwan Camelot	Dec. 31, 2012 Taiwan Hwawei	Dec. 31, 2011 Taiwan Hwawei	Dec. 31, 2010 Taiwan Hwawei	Dec. 31, 2012 Taiwan VLife	Dec. 31, 2011 Taiwan VLife	Dec. 31, 2010 Taiwan VLife	Dec. 31, 2012 Taiwan Harmonation	Dec. 31, 2011 Taiwan Harmonation	Dec. 31, 2010 Taiwan Harmonation	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2012 PRC HNTE	Dec. 31, 2012 PRC Camelot Beijing HNTE	Dec. 31, 2011 PRC Camelot Beijing HNTE	Dec. 31, 2010 PRC Camelot Beijing HNTE	Dec. 31, 2013 PRC Camelot Beijing Future HNTE	Dec. 31, 2012 PRC Red River Valley HNTE	Dec. 31, 2011 PRC Red River Valley HNTE	Dec. 31, 2010 PRC Red River Valley HNTE	Dec. 31, 2013 PRC Red River Valley Future HNTE	Dec. 31, 2012 PRC Yinfeng HNTE	Dec. 31, 2011 PRC Yinfeng HNTE	Dec. 31, 2010 PRC Yinfeng HNTE	Dec. 31, 2013 PRC Yinfeng Future HNTE	Dec. 31, 2012 PRC Agree Zhuhai HNTE	Dec. 31, 2011 PRC Agree Zhuhai HNTE	Dec. 31, 2010 PRC Agree Zhuhai HNTE	Dec. 31, 2013 PRC Agree Zhuhai Future HNTE	Dec. 31, 2012 PRC Tansun Beijing HNTE	Dec. 31, 2011 PRC Tansun Beijing HNTE	Dec. 31, 2010 PRC Tansun Beijing HNTE	Dec. 31, 2014 PRC Tansun Beijing Future HNTE	Dec. 31, 2013 PRC Tansun Beijing Future HNTE	Dec. 31, 2012 PRC Faceita HNTE	Dec. 31, 2011 PRC Faceita HNTE	Dec. 31, 2010 PRC Faceita HNTE	Dec. 31, 2014 PRC Faceita Future HNTE	Dec. 31, 2013 PRC Faceita Future HNTE	Dec. 31, 2012 PRC Bayshore HNTE	Dec. 31, 2011 PRC Bayshore HNTE	Dec. 31, 2010 PRC Bayshore HNTE	Dec. 31, 2014 PRC Bayshore Future HNTE	Dec. 31, 2013 PRC Bayshore Future HNTE	Dec. 31, 2012 PRC Dimension HNTE	Dec. 31, 2011 PRC Dimension HNTE	Dec. 31, 2013 PRC Dimension Future HNTE	Dec. 31, 2012 PRC Jiaxing Camelot Manufacturing foreign-invested enterprise	Dec. 31, 2011 PRC Jiaxing Camelot Manufacturing foreign-invested enterprise	Dec. 31, 2010 PRC Jiaxing Camelot Manufacturing foreign-invested enterprise	Dec. 31, 2008 PRC Jiaxing Camelot Manufacturing foreign-invested enterprise	Dec. 31, 2011 PRC Shanghai Camelot	Dec. 31, 2010 PRC Shanghai Camelot	Dec. 31, 2011 PRC Shanghai Camelot Software Enterprise of Pu Dong District of Shanghai	Dec. 31, 2011 PRC Asialink	Dec. 31, 2010 PRC Asialink	Dec. 31, 2011 PRC Asialink Software Enterprise of Pu Dong District of Shanghai	Dec. 31, 2012 PRC Dalian Yuandong	Dec. 31, 2011 PRC Dalian Yuandong	Dec. 31, 2010 PRC Dalian Yuandong	Dec. 31, 2012 PRC Agree Shanghai Software Enterprise	Dec. 31, 2011 PRC Agree Shanghai Software Enterprise	Dec. 31, 2010 PRC Agree Shanghai Software Enterprise	Dec. 31, 2012 PRC Huaqiao Software Enterprise	Dec. 31, 2011 PRC Huaqiao Software Enterprise	Dec. 31, 2010 PRC Huaqiao Software Enterprise	Dec. 31, 2014 PRC Huaqiao Future Software Enterprise	Dec. 31, 2013 PRC Huaqiao Future Software Enterprise	Dec. 31, 2012 PRC Kunshan Software Enterprise	Dec. 31, 2011 PRC Kunshan Software Enterprise	Dec. 31, 2015 PRC Kunshan Future Software Enterprise	Dec. 31, 2014 PRC Kunshan Future Software Enterprise	Dec. 31, 2013 PRC Kunshan Future Software Enterprise	Dec. 31, 2012 PRC Beijing Heng En	Dec. 31, 2011 PRC Beijing Heng En	Dec. 31, 2012 PRC Beijing Heng En Software Enterprise	Dec. 31, 2011 PRC Beijing Heng En Software Enterprise
Income taxes
Income taxes rate (as a percent)	25.00%	16.50%	37.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%	25.00%
Preferential tax rate (as a percent)																		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	12.50%	12.50%	12.50%		24.00%	22.00%	24.00%	24.00%	22.00%	24.00%	15.00%	12.50%	12.50%		0.00%	0.00%	12.50%	0.00%	0.00%	12.50%	12.50%	0.00%	0.00%	12.50%	12.50%	12.50%		10.00%	10.00%	10.00%
Increase in net deferred tax liability balance if the Group's qualifying entities fail to obtain renewal of HNTE status																$ 624
Tax exemption period																																																								2 years												2 years			2 years				2 years
Reduction in tax rate for 3 years following exemption period																																																								50.00%												50.00%			50.00%				50.00%
Period of 50% reduction in tax rate, following exemption period																																																								3 years												3 years			3 years				3 years
Current deferred tax assets:
Provision for doubtful accounts																773	560
Accrued payroll																1,715	1,370
Less: Valuation allowance																(222)
Current deferred tax assets, net																2,266	1,930
Non-current deferred tax assets:
Net operating losses																5,558	2,758
Research and development cost deferred for tax purposes																68	509
Less: Valuation allowance																(5,013)	(2,070)
Non-current deferred tax assets, net																613	1,197
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions																1,717	2,871
Non-current deferred tax liability, net																1,717	2,871
Total valuation allowance																$ 5,235	$ 2,070
Reduction in tax rate for 3 years following exemption period not entitled from 2012 (as a percent)																																																																		50.00%
Taxable income deemed rate (as a percent)																																																																															10.00%	10.00%

INCOME TAXES (Details 3) (PRC, Subsidiaries, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
PRC | Subsidiaries
Operating loss carry forwards
Net operating loss carry forwards	$ 18,076

INCOME TAXES (Details 4)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY
Income taxes
Statutory income tax rate (as a percent)	25.00%				25.00%	25.00%
Statutory income tax under PRC	$ (9,564,000)	$ (10,704,000)	$ 5,789,000
Effect of income not taxable for tax purposes	(144,000)	(43,000)	(160,000)
Effect of expenses not deductible for tax purposes	8,765,000	1,399,000	1,618,000
Different tax jurisdictions	2,308,000	11,693,000	569,000
Effect of income tax holiday and relief	(3,157,000)	(5,842,000)	(3,713,000)
Effect of deemed income for tax purpose	886,000	497,000	228,000
Changes in valuation allowance	3,050,000	1,209,000	(231,000)
Total income tax provision (benefit)	2,144,000	(1,791,000)	4,100,000
Provisions for income taxes and net income per share, if tax holidays were not available
Provisions for income taxes	5,301,000	4,051,000	7,813,000
Net income (loss) per ordinary share - basic (in dollars per share)	$ (0.25)	$ (0.25)	$ 0.1
Net income (loss) per ordinary share - diluted (in dollars per share)	$ (0.25)	$ (0.25)	$ 0.09
Period of statute of limitations for underpayment of income taxes due to computational errors					3 years	3 years
Statute of limitations period under special circumstances					5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years					15,000	100,000
Period of statute of limitation for transfer pricing related adjustments					10 years	10 years
Provision for the PRC dividend withholding taxes					0
Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company that are considered to be indefinitely reinvested				$ 82,718,000

NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME PER SHARE
Net income (loss) attributable to Camelot Information Systems Inc.		$ (40,546)	$ (40,824)	$ 18,597
Numerator used in basic and diluted net income per share:
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-basic		(40,546)	(40,824)	15,411
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-diluted		(40,546)	(40,824)	18,597
Shares (denominator)
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic		177,711,280	179,954,056	128,663,415
Series A and Series B convertible preferred shares (as - if converted method)				26,605,529
Employee share options (treasury effect)				9,989,086
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted		177,711,280	179,954,056	165,258,030
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-basic (in dollars per share)		$ (0.23)	$ (0.23)	$ 0.12
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-diluted (in dollars per share)		$ (0.23)	$ (0.23)	$ 0.11
Stock split ratio	4
Employee share options excluded in computation of diluted net income per share, as their effect would be anti-dilutive		7,355,328	16,059,328	2,690,000
Series A convertible preferred shares
Numerator used in basic and diluted net income per share:
Net income attributable to Camelot Information Systems Inc. allocated to convertible preferred share				2,920
Shares (denominator)
Stock split ratio	4
Series B convertible preferred shares
Numerator used in basic and diluted net income per share:
Net income attributable to Camelot Information Systems Inc. allocated to convertible preferred share				$ 266
Shares (denominator)
Stock split ratio	4

FAIR VALUE MEASUREMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 Tansun USD ($)	Dec. 31, 2010 Tansun USD ($)	Dec. 31, 2012 Dimension USD ($)	Dec. 31, 2012 Dimension CNY	Dec. 31, 2011 Dimension USD ($)	Dec. 31, 2012 Contingent consideration USD ($)	Dec. 31, 2011 Contingent consideration USD ($)	Dec. 31, 2011 Contingent consideration Tansun USD ($)	Dec. 31, 2012 Contingent consideration Dimension USD ($)	Dec. 31, 2011 Contingent consideration Dimension USD ($)
Movement of financial liabilities measured at fair value with level 3 inputs on a recurring basis
Balance at the beginning of period						$ 2,822	$ 2,307	$ 2,307	$ 2,822
Addition due to acquisition							5,155			5,155
Changes in fair value						170	1,669	855	170	814
Move to consideration payable						(2,992)	(6,309)	(3,162)	(2,992)	(3,147)
Balance at the end of the period							2,822			2,822
Contingent consideration determined based on the earnings	$ 3,162	$ 3,030	$ 2,992	18,600	$ 3,147

ORDINARY SHARES (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended		1 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended
	May 26, 2011	May 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Jul. 21, 2010 Ordinary shares	May 31, 2010 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2009 Ordinary shares	Jul. 21, 2010 Ordinary shares IPO	Dec. 10, 2010 Ordinary shares Follow-on public offering	May 31, 2010 Series A convertible preferred shares	Jul. 21, 2010 Series A convertible preferred shares	May 31, 2010 Series B convertible preferred shares	Jul. 21, 2010 Series B convertible preferred shares	Jul. 21, 2010 ADS IPO	Dec. 10, 2010 ADS Follow-on public offering	Dec. 31, 2009 Yinfeng Ordinary shares	Dec. 31, 2009 Red River Valley Ordinary shares	Dec. 30, 2009 Tansun Ordinary shares	Dec. 31, 2009 Tansun Ordinary shares	Oct. 16, 2012 Dimension Signed share transfer agreement	Jan. 02, 2011 Dimension Ordinary shares	Aug. 31, 2011 Dimension Ordinary shares	Jan. 31, 2011 Dimension Ordinary shares
Ordinary shares
Issuance of ordinary shares in connection with business acquisition																							1,152,352
Fair value of ordinary shares issued (in dollars per share)																	$ 1.47		$ 1.47	$ 1.47
Stock split ratio		4				4					4		4
Preferred stock conversion ratio											1		1
Shares to be issued in connection with business acquisition								7,932,000									2,200,000	1,800,000	3,932,000	3,932,000		1,152,352		1,152,352
Ordinary shares returned in exchange for 35% ownership of Dimension																					1,152,352
Amount of contingent consideration settlement in connection with the acquisition																	$ 3,200,000
Number of shares issued									36,666,668	4,296,120					9,166,667	1,074,030
Conversion of preferred shares into ordinary shares upon IPO (in shares)												44,055,018		4,019,328
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)					48,074,346
Number of ordinary shares authorized			451,925,654	451,925,654
Number of ordinary shares issued			182,762,475	190,926,475
Number of ordinary shares outstanding			177,621,367	185,069,020
Authorized repurchase amount	20,000,000
Number of ordinary shares repurchased							8,473,600
Total consideration for shares repurchased			$ 14,415,000				$ 14,415,000
Ownership percentage exchanged with original shareholders for ordinary shares which were the share consideration																					35.00%

EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFIT PLAN
Total provision for employee benefits	$ 14,669	$ 10,643	$ 6,462

STATUTORY RESERVE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATUTORY RESERVE
Minimum percentage appropriation to general reserve fund required for entities incorporated in the PRC	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage appropriation to statutory reserve required for entities incorporated in Taiwan	10.00%
Appropriations to statutory reserve	$ 1,065	$ 2,286	$ 3,838
Amount of restricted net assets of relevant subsidiaries	$ 99,214

SHARE-BASED COMPENSATION (Details) (USD $)	1 Months Ended			12 Months Ended				0 Months Ended						12 Months Ended	0 Months Ended															12 Months Ended			0 Months Ended							12 Months Ended
	May 31, 2010	Nov. 30, 2008	Mar. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 26, 2006	Feb. 28, 2010 Options granted on February 28, 2010	Feb. 28, 2010 Options granted on February 28, 2010 Awards vesting on the first anniversary	Nov. 02, 2010 Options granted on May 18, 2010	Jul. 06, 2010 Options granted on May 18, 2010	May 18, 2010 Options granted on May 18, 2010	Aug. 16, 2010 Options granted on August 16, 2010	Dec. 31, 2010 Options granted on August 16, 2010	Aug. 16, 2010 Options granted on August 16, 2010 with an exercise price of US$ 2.66 per share	Aug. 16, 2010 Options granted on August 16, 2010 with an exercise price of US$ 1.47 per share	Aug. 16, 2010 First portion of options granted on August 16, 2010	Aug. 16, 2010 First portion of options granted on August 16, 2010 Awards vesting on the first anniversary	Aug. 16, 2010 Remaining portion of options granted on August 16, 2010	Aug. 16, 2010 Remaining portion of options granted on August 16, 2010 Awards vesting on the first anniversary	Aug. 16, 2010 Remaining portion of options granted on August 16, 2010 Awards vesting on the second anniversary	Dec. 17, 2010 Options granted on December 17, 2010	Dec. 17, 2010 Options granted on December 17, 2010 Awards vesting on the first anniversary	Apr. 07, 2011 Options granted on April 7, 2011	Apr. 15, 2011 Options granted on April 15, 2011 with an exercise price of US$ 1.25 per share	Apr. 15, 2011 Options granted on April 15, 2011 with an exercise price of US$ 1.25 per share Awards vesting on the first anniversary	Apr. 15, 2011 Options granted on April 15, 2011 with an exercise price of US$ 1.25 per share Awards vesting on the second anniversary	Apr. 15, 2011 Options granted on April 15, 2011 with an exercise price of US$ 3.75 per share	Sep. 01, 2011 2011 repricing date	Dec. 31, 2011 2011 repricing date	Sep. 01, 2011 2011 repricing date Minimum	Sep. 01, 2011 2011 repricing date Maximum	Oct. 01, 2011 Options granted on October 1, 2011	Jan. 31, 2012 Options granted on January 31, 2012	Jan. 31, 2012 Options granted on January 31, 2012 Awards vesting on the first anniversary	Jan. 31, 2012 Options granted on January 31, 2012 Awards vesting on the second anniversary	Jan. 31, 2012 Options granted on January 31, 2012 Awards vesting after the second anniversary	Jul. 11, 2012 Options granted on July 11, 2012	Dec. 15, 2012 2012 repricing date	Dec. 31, 2012 2012 repricing date
SHARE-BASED COMPENSATION
Number of ordinary shares authorized under the plan				23,498,012			10,872,000
Number of additional ordinary shares authorized	4,000,000	5,426,012	3,200,000
Stock split ratio	4
Number of shares granted				14,835,328				140,000				600,000	2,400,000		2,360,000	4,000	60,000		40,000			150,000		240,000	320,000			1,052,000					800,000	752,000				200,000
Exercise price of options granted (in dollars per share)								$ 1.47				$ 1.29			$ 2.66	$ 1.47						$ 2.5			$ 1.25			$ 3.75					$ 0.75	$ 0.245
Percentage of awards vesting after the first anniversary over the specified period																																			20.00%
Percentage of award vesting									25.00%	50.00%	50.00%							25.00%		20.00%			33.33%			50.00%	50.00%
Vesting period																	4 years		4 years
Percentage of awards vesting each quarter after the first anniversary over the specified period								6.25%									6.25%				5.00%	8.33%
Percentage of awards vesting each quarter after the second anniversary over the specified period																			7.50%																	5.00%	7.50%
Period after the first anniversary during which award vests quarterly								3 years									3 years					2 years
Period after the second anniversary during which award vests quarterly																			2 years																		2 years
Contractual life from the date of grant								8 years				8 years	1 year				8 years		8 years			8 years		8 years	8 years			8 years					4 years	8 years				4 years
Options vested (in shares)														2,300,000
Net revenues achieved, based on which options are vested														$ 176,400,000
Number of granted shares affected due to amendment of the terms to reduce the exercise price																													21,013,820										13,883,328
Exercise price of outstanding options (in dollars per share)				$ 0.12	$ 0.2																										$ 0.0025	$ 0.245
Incremental share-based compensation recognized																														15,092,000										1,522,000
Remaining Share-based compensation expense recognized				$ 4,441,000	$ 19,366,000	$ 2,924,000																								$ 13,221,000										$ 1,408,000

SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Outstanding at the beginning of the period (in shares)	16,059,328
Granted (in shares)	14,835,328
Exercised (in shares)	(8,600,000)
Forfeited (in shares)	(1,056,000)
Cancelled (in shares)	(13,883,328)
Outstanding at the end of the period (in shares)	7,355,328	16,059,328
Exercisable at the end of the period (in shares)	5,747,833
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 0.2
Granted (in dollars per share)	$ 0.01
Exercised (in dollars per share)	$ 0.28
Forfeited (in dollars per share)	$ 0.25
Cancelled (in dollars per share)	$ 0.16
Outstanding at the end of the period (in dollars per share)	$ 0.12	$ 0.2
Exercisable at the end of the period (in dollars per share)	$ 0.12
Weighted-average remaining contractual term
Outstanding at the end of the period	4 years 7 months 6 days
Exercisable at the end of the period	4 years 2 months 12 days
Aggregate intrinsic value
Outstanding at the end of the period	$ 2,025
Exercisable at the end of the period	1,494
Additional disclosure
Weighted average grant date fair value per share of options granted (in dollars per share)	$ 0.5	$ 1.25	$ 0.88
Total intrinsic value of options exercised	2,387	3,744
Assumptions used in estimating the fair value of options granted
Weighted average risk-free interest rate (as a percent)	1.44%	1.35%	1.49%
Weighted average expected term	4 years 8 months 12 days	2 years 2 months 12 days	1 year 4 months 24 days
Weighted average volatility (as a percent)	47.10%	45.50%	41.10%
Weighted fair value of underlying ordinary shares (in dollars per share)	$ 0.62	$ 1.01	$ 2.9
Share-based compensation expense
Share-based compensation expense recognized	4,441	19,366	2,924
Unrecognized compensation expense
Unrecognized compensation expense relating to unvested share options	$ 1,865
Weighted average period over which unrecognized compensation expense is expected to be recognized	1 year 29 days

NONCONTROLLING INTEREST (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Ordinary shares	Jan. 31, 2011 Dimension	Jan. 02, 2011 Dimension	Jan. 02, 2011 Dimension Ordinary shares	Jan. 31, 2011 Dimension Ordinary shares	Nov. 30, 2012 Dimension	Dec. 31, 2012 Dimension	Nov. 30, 2012 Dimension Ordinary shares	Sep. 30, 2012 Dimension Ordinary shares Request to return shares of the Company	Dec. 31, 2012 Harmonation	Dec. 31, 2011 Harmonation	Dec. 31, 2011 Yantai	Dec. 31, 2012 Wuxi
NONCONTROLLING INTEREST
Balance at the beginning of period	$ 343	$ 563											$ 343	$ 591	$ (28)
Dissolution of Yantai		32													32
Injection of a noncontrolling shareholder	1,102															1,102
Disposal of Dimension's share	3,387									3,387
Foreign currency translation adjustment	29	(19)								4			13	(15)	(4)	12
Net income	144	(233)	86							215			11	(233)		(82)
Balance at the end of the period	5,005	343	563							3,606			367	343		1,032
Percentage of equity interest acquired					100.00%	100.00%
Purchase consideration					14,500	14,496
Initial cash consideration					4,000	4,000
Initial consideration in ordinary shares				7,932,000			1,152,352	1,152,352
Fair value of ordinary shares, as of acquisition date, included in initial consideration							5,341	5,340
Ordinary shares returned in exchange for 35% ownership of Dimension											1,152,352	1,152,352
Ownership percentage exchanged with original shareholders for ordinary shares which were the share consideration									35.00%			35.00%
Fair value of the 35% ownership of Dimension											4,265
Fair value of ordinary shares exchanged for 35% ownership of Dimension											357
Non-cash compensation expense	$ 3,908										$ 3,908

COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended			8 Months Ended	12 Months Ended			12 Months Ended	22 Months Ended	12 Months Ended		51 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 05, 2010 Previous HK Operations item	Dec. 31, 2012 Non-compliance of registration requirement Previous HK Operations USD ($) item	Dec. 31, 2006 Non-compliance of registration requirement Previous HK Operations	Dec. 31, 2011 Non-compliance of registration requirement Previous HK Operations USD ($)	Dec. 31, 2012 Non-compliance with certain provisions of MPFSO USD ($)	Oct. 31, 2007 Non-compliance with certain provisions of MPFSO Previous HK Operations HKD item	Dec. 31, 2012 Non-compliance with certain provisions of ECO USD ($) item	Dec. 31, 2011 Non-compliance with certain provisions of ECO USD ($)	Mar. 31, 2010 Non-compliance with certain provisions of ECO Previous HK Operations item
Operating lease commitments
Rental expenses under operating leases	$ 2,752,000	$ 2,541,000	$ 2,842,000
Future minimum lease payments under non-cancelable leases
2013	1,813,000
2014	1,359,000
2015	913,000
2016	913,000
2017 and thereafter	3,307,000
Total	8,305,000
Legal contingencies
Requisite period from acquisition to obtain business registration certificate and to be registered with companies registry						1 month
Losses accrued							0			0	0
Number of prosecutions initiated by the relevant authorities					0					0
Number of employees who have been injured whilst at work				0
Estimated loss, minimum					0
Estimated loss, maximum					264,000					13,000
Surcharge or a penalty amount								600
Period of non-compliance									10 months
Number of employees in relation to whom provisions are not ensured									1			1
Requisite amount of employer and employee mandatory provident fund contributions									20,000
Surcharge or a penalty as a percentage of total unpaid contribution amount								5.00%

SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Number of operating segments	1
Net revenues and long-lived assets in different geographic locations
Total net revenues	$ 254,063	$ 227,120	$ 192,863
PRC
Net revenues and long-lived assets in different geographic locations
Total net revenues	218,540	195,076	160,897
Taiwan
Net revenues and long-lived assets in different geographic locations
Total net revenues	10,083	9,036	14,963
Japan
Net revenues and long-lived assets in different geographic locations
Total net revenues	21,811	21,120	14,663
Others
Net revenues and long-lived assets in different geographic locations
Total net revenues	$ 3,629	$ 1,888	$ 2,340

SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues by service line
Total net revenues	$ 254,063	$ 227,120	$ 192,863
Enterprise application services
Net revenues by service line
Total net revenues	165,122	159,181	126,555
Enterprise application services | Enterprise Application Services
Net revenues by service line
Total net revenues	164,487	158,733	126,396
Enterprise application services | Hardware and software product
Net revenues by service line
Total net revenues	635	448	159
Financial industry services
Net revenues by service line
Total net revenues	88,941	67,939	66,308
Financial industry services | Financial industry services
Net revenues by service line
Total net revenues	80,887	59,486	59,012
Financial industry services | Hardware and software product
Net revenues by service line
Total net revenues	$ 8,054	$ 8,453	$ 7,296

SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets in different geographic locations
Long-lived assets	$ 17,791	$ 52,422
PRC
Long-lived assets in different geographic locations
Long-lived assets	15,550	49,042
Taiwan
Long-lived assets in different geographic locations
Long-lived assets	340	1,649
Others
Long-lived assets in different geographic locations
Long-lived assets	$ 1,901	$ 1,731

SUBSEQUENT EVENT (Details) (Subsequent event) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended
	Jan. 31, 2013 Tansun Beijing Complaint filed by Tianyi USD ($)	Jan. 31, 2013 Tansun Beijing Complaint filed by Tianyi CNY	Mar. 31, 2013 ADS Mr. Ma and Ms. Chou, the Buyer Group Going Private Proposal USD ($)
Subsequent Event
Price per share proposed for acquisition of shares not currently owned by Buyer Group (in dollars per ADS)			$ 1.85
Aggregate amount of compensation seeked for breach of the strategic cooperation agreement	$ 970	6,000

Schedule I - Financial Information of Parent Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 93,876	$ 57,128	$ 140,356	$ 33,820
Term deposits	313	45,318
Prepaid expenses and other current assets	17,695	15,757
Total current assets	270,524	261,777
Intangible assets, net	11,949	18,250
Total assets	288,928	315,396
Current liabilities:
Accrued expenses and other payables	28,665	23,272
Consideration payable in connection with business acquisitions	2,992	5,132
Total current liabilities	82,869	76,231
Contingent consideration payable-noncurrent		2,822
Other noncurrent liabilities	661	1,006
Total liabilities	85,655	83,308
Shareholders' equity:
Ordinary shares (no par value; 451,925,654 shares authorized as of December 31, 2011 and 2012; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011; 190,926,475 shares issued and 185,069,020 shares outstanding as of December 31, 2012)
Additional paid-in capital	194,039	189,094
Accumulated other comprehensive income	23,808	21,684
Total Camelot Information Systems Inc. shareholders' equity	198,268	231,745
Total liabilities and equity	288,928	315,396
Parent Company
Current assets:
Cash and cash equivalents	18,372	4,849	100,703	1,340
Term deposits		40,854
Accounts receivable	199	152
Amounts due from related parties	21,960	20,747
Prepaid expenses and other current assets	1,725	669
Total current assets	42,256	67,271
Investment in subsidiaries	172,949	190,190
Intangible assets, net	1,554
Other noncurrent assets	266	352
Total assets	217,025	257,813
Current liabilities:
Amounts due to related parties	12,881	12,995
Accrued expenses and other payables	2,294	4,158
Consideration payable in connection with business acquisitions	2,992	5,132
Total current liabilities	18,167	22,285
Contingent consideration payable-noncurrent		2,822
Other noncurrent liabilities	590	961
Total liabilities	18,757	26,068
Shareholders' equity:
Ordinary shares (no par value; 451,925,654 shares authorized as of December 31, 2011 and 2012; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011; 190,926,475 shares issued and 185,069,020 shares outstanding as of December 31, 2012)
Additional paid-in capital	194,039	189,094
Retained earnings (accumulated deficit)	(19,579)	20,967
Accumulated other comprehensive income	23,808	21,684
Total Camelot Information Systems Inc. shareholders' equity	198,268	231,745	252,714	115,500
Total liabilities and equity	$ 217,025	$ 257,813

Schedule I - Financial Information of Parent Company (Details) (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	451,925,654	451,925,654
Ordinary shares, shares issued	190,926,475	182,762,475
Ordinary shares, shares outstanding	185,069,020	177,621,367
Parent Company
Statement
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	451,925,654	451,925,654
Ordinary shares, shares issued	190,926,475	182,762,475
Ordinary shares, shares outstanding	185,069,020	177,621,367

Schedule I - Financial Information of Parent Company (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement
Net revenues	$ 254,063	$ 227,120	$ 192,863
Cost of revenues (including share-based compensation of US$136, US$1,463 and US$278 in 2010, 2011 and 2012, respectively)	(192,034)	(167,520)	(130,862)
Gross profit	62,029	59,600	62,001
Selling and marketing expenses (including share-based compensation of US$354, US$7,427 and US$2,043 in 2010, 2011 and 2012, respectively)	(15,409)	(20,263)	(11,138)
General and administrative expenses (including share-based compensation of US2,434, US$10,476 and US$2,120 in 2010, 2011 and 2012, respectively)	(41,908)	(45,065)	(21,605)
Changes in fair value of contingent consideration for business acquisitions	(170)	(1,669)	(3,880)
Total operating expenses	(101,741)	(102,962)	(39,364)
Loss from operations	(38,970)	(43,107)	22,760
Income (loss) before provisions for income taxes	(38,258)	(42,848)	22,783
Net income (loss) attributable to Camelot Information Systems Inc.	(40,546)	(40,824)	18,597
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,153	8,209	6,129
Comprehensive income (loss) attributable to Camelot Information Systems Inc.	(38,422)	(32,596)	24,706
Parent Company
Statement
Net revenues	48	178	130
Cost of revenues (including share-based compensation of US$136, US$1,463 and US$278 in 2010, 2011 and 2012, respectively)	(545)	(1,622)	(300)
Gross profit	(497)	(1,444)	(170)
Selling and marketing expenses (including share-based compensation of US$354, US$7,427 and US$2,043 in 2010, 2011 and 2012, respectively)	(2,043)	(7,427)	(354)
General and administrative expenses (including share-based compensation of US2,434, US$10,476 and US$2,120 in 2010, 2011 and 2012, respectively)	(11,050)	(16,706)	(2,504)
Changes in fair value of contingent consideration for business acquisitions	(170)	(1,669)	(3,880)
Total operating expenses	(13,263)	(25,802)	(6,738)
Loss from operations	(13,760)	(27,246)	(6,908)
Other income (expenses), net	750	1,624	381
Loss on disposal of a subsidiary		(23)
Equity in earnings (losses) of subsidiaries	(27,536)	(15,179)	25,124
Income (loss) before provisions for income taxes	(40,546)	(40,824)	18,597
Net income (loss) attributable to Camelot Information Systems Inc.	(40,546)	(40,824)	18,597
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,124	8,228	6,109
Comprehensive income (loss) attributable to Camelot Information Systems Inc.	$ (38,422)	$ (32,596)	$ 24,706

Schedule I - Financial Information of Parent Company (Details 2) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement
Share-based compensation	$ 4,441	$ 19,366	$ 2,924
Cost of Sales
Statement
Share-based compensation	278	1,463	136
Selling and Marketing Expense
Statement
Share-based compensation	2,043	7,427	354
General and Administrative Expense
Statement
Share-based compensation	2,120	10,476	2,434
Parent Company | Cost of Sales
Statement
Share-based compensation	278	1,463	136
Parent Company | Selling and Marketing Expense
Statement
Share-based compensation	2,043	7,427	354
Parent Company | General and Administrative Expense
Statement
Share-based compensation	$ 2,120	$ 10,476	$ 2,434

Schedule I - Financial Information of Parent Company (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement
Beginning Balance	$ 231,745
Issuance of ordinary shares in connection with business acquisitions		5,341
Repurchase of ordinary shares		(14,415)
Shares received for transfer of noncontrolling interest of a subsidiary	(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878
Options exercised		1,335
Options exercised (in shares)	8,600,000
Share based compensation	4,441	19,366	2,924
Capital investment	4,472
Foreign currency translation adjustment	2,153	8,209	6,129
Net loss	(40,546)	(40,824)	18,597
Ending Balance	198,268	231,745
IPO
Statement
Issuance of ordinary shares			89,635
Follow-on public offering
Statement
Issuance of ordinary shares			19,949
Ordinary Shares
Statement
Beginning Balance (in shares)	177,621,372	179,610,128	82,640,994
Issuance of ordinary shares in connection with business acquisitions (in shares)		1,152,352	7,932,000
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)			48,074,346
Repurchase of ordinary shares (in shares)		(8,473,600)
Shares received for transfer of noncontrolling interest of a subsidiary (in shares)	(1,152,352)
Options exercised (in shares)	8,600,000	5,332,492
Ending Balance (in shares)	185,069,020	177,621,372	179,610,128
Ordinary Shares | IPO
Statement
Issuance of ordinary shares (in shares)			36,666,668
Ordinary Shares | Follow-on public offering
Statement
Issuance of ordinary shares (in shares)			4,296,120
Shares to be issued
Statement
Issuance of ordinary shares in connection with business acquisitions			(11,035)
Additional paid-in capital
Statement
Issuance of ordinary shares in connection with business acquisitions		5,341	11,035
Conversion of preferred shares upon the initial public offering ("IPO")			33,725
Repurchase of ordinary shares		(14,415)
Shares received for transfer of noncontrolling interest of a subsidiary	(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878
Options exercised		1,335
Share based compensation	4,441	19,366	2,924
Capital investment	(17)
Additional paid-in capital | IPO
Statement
Issuance of ordinary shares			89,635
Additional paid-in capital | Follow-on public offering
Statement
Issuance of ordinary shares			19,949
Accumulated other comprehensive income
Statement
Foreign currency translation adjustment	2,124	8,228	6,109
Parent Company
Statement
Beginning Balance	231,745	252,714	115,500
Issuance of ordinary shares in connection with business acquisitions		5,341
Repurchase of ordinary shares		(14,415)
Shares received for transfer of noncontrolling interest of a subsidiary	(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878
Options exercised		1,335
Share based compensation	4,441	19,366	2,924
Capital investment	(17)
Foreign currency translation adjustment	2,124	8,228	6,109
Net loss	(40,546)	(40,824)	18,597
Ending Balance	198,268	231,745	252,714
Parent Company | IPO
Statement
Issuance of ordinary shares			89,635
Parent Company | Follow-on public offering
Statement
Issuance of ordinary shares			19,949
Parent Company | Series A preferred shares
Statement
Beginning Balance			28,725
Beginning Balance (in shares)			44,055,018
Conversion of preferred shares upon the initial public offering ("IPO")			(28,725)
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)			(44,055,018)
Parent Company | Series B preferred shares
Statement
Beginning Balance			5,000
Beginning Balance (in shares)			4,019,328
Conversion of preferred shares upon the initial public offering ("IPO")			(5,000)
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)			(4,019,328)
Parent Company | Ordinary Shares
Statement
Beginning Balance (in shares)	177,621,372	179,610,128	82,640,994
Issuance of ordinary shares in connection with business acquisitions (in shares)		1,152,352	7,932,000
Conversion of preferred shares upon the initial public offering ("IPO") (in shares)			48,074,346
Repurchase of ordinary shares (in shares)		(8,473,600)
Shares received for transfer of noncontrolling interest of a subsidiary (in shares)	(1,152,352)
Options exercised (in shares)	8,600,000	5,332,492
Ending Balance (in shares)	185,069,020	177,621,372	179,610,128
Parent Company | Ordinary Shares | IPO
Statement
Issuance of ordinary shares (in shares)			36,666,668
Parent Company | Ordinary Shares | Follow-on public offering
Statement
Issuance of ordinary shares (in shares)			4,296,120
Parent Company | Shares to be issued
Statement
Beginning Balance			11,035
Issuance of ordinary shares in connection with business acquisitions			(11,035)
Parent Company | Additional paid-in capital
Statement
Beginning Balance	189,094	177,467	20,199
Issuance of ordinary shares in connection with business acquisitions		5,341	11,035
Conversion of preferred shares upon the initial public offering ("IPO")			33,725
Repurchase of ordinary shares		(14,415)
Shares received for transfer of noncontrolling interest of a subsidiary	(357)
Adjustment in additional paid-in capital due to transfer of noncontrolling interest of a subsidiary	878
Options exercised		1,335
Share based compensation	4,441	19,366	2,924
Capital investment	(17)
Ending Balance	194,039	189,094	177,467
Parent Company | Additional paid-in capital | IPO
Statement
Issuance of ordinary shares			89,635
Parent Company | Additional paid-in capital | Follow-on public offering
Statement
Issuance of ordinary shares			19,949
Parent Company | Retained earnings (accumulated deficit)
Statement
Beginning Balance	20,967	61,791	43,194
Net loss	(40,546)	(40,824)	18,597
Ending Balance	(19,579)	20,967	61,791
Parent Company | Accumulated other comprehensive income
Statement
Beginning Balance	21,684	13,456	7,347
Foreign currency translation adjustment	2,124	8,228	6,109
Ending Balance	$ 23,808	$ 21,684	$ 13,456

Schedule I - Financial Information of Parent Company (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (40,546)	$ (40,824)	$ 18,597
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	4,441	19,366	2,924
Changes in fair value of contingent consideration for business acquisitions	170	1,669	3,880
Non-cash compensation resulting from transfer of non-controlling interest of Dimension (Note 19)	3,908
Changes in operating assets and liabilities:
Accounts receivable	(14,811)	(23,364)	(33,937)
Prepaid expenses and other current assets	(2,393)	(3,296)	(4,336)
Other noncurrent assets	82	75	(480)
Accrued expenses and other payables	5,112	3,985	6,554
Other noncurrent liabilities	(347)	(61)	1,139
Net cash provided by (used in) operating activities	5,658	(4,801)	9,895
Cash flows from investing activities:
Purchase of term deposits	(24,260)	(44,785)
Maturity of term deposits	69,265		139
Purchases of businesses	(3,500)	(11,430)	(8,359)
Net cash (used in) provided by investing activities	43,077	(54,297)	(13,747)
Cash flows from financing activities:
Repurchase of ordinary shares		(14,415)
Proceeds from issuance of initial public offering, net of issuance cost			93,775
Proceeds from follow-on offering			19,949
Reimbursed issuance cost from follow-on offering		836
Payment of deferred consideration for acquisitions	(5,100)	(7,961)	(4,252)
Proceeds from exercise of share options		1,335
Net cash provided by (used in) financing activities	(12,885)	(25,166)	108,754
Net increase (decrease) in cash and cash equivalents	36,748	(83,228)	106,536
Cash and cash equivalents, beginning of year	57,128	140,356	33,820
Cash and cash equivalents, end of year	93,876	57,128	140,356
Parent Company
Cash flows from operating activities:
Net income (loss)	(40,546)	(40,824)	18,597
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of acquired intangible assets	388
Equity in (earnings) loss of subsidiaries	27,536	15,179	(25,124)
Loss on disposal of subsidiary		23
Share-based compensation	4,441	19,366	2,924
Changes in fair value of contingent consideration for business acquisitions	170	1,669	3,880
Non-cash compensation resulting from transfer of non-controlling interest of Dimension (Note 19)	3,908
Changes in operating assets and liabilities:
Accounts receivable	(47)	(27)	(6)
Amounts due from related parties	(1,213)	(14,872)	(1,757)
Prepaid expenses and other current assets	(1,058)	(825)	(769)
Other noncurrent assets	86		(352)
Accrued expenses and other payables	(1,909)	3,501	1,153
Other noncurrent liabilities	(373)	(59)	1,090
Net cash provided by (used in) operating activities	(8,617)	(16,869)	(364)
Cash flows from investing activities:
Purchase of term deposits		(40,854)
Maturity of term deposits	40,854
Purchases of businesses	(3,500)	(12,936)	(13,359)
Investment in subsidiaries	(10,000)	(2,015)
Net cash (used in) provided by investing activities	27,354	(55,805)	(13,359)
Cash flows from financing activities:
Repurchase of ordinary shares		(14,415)
Amounts due to related parties	(114)	(1,039)	6,713
Payment of professional fee related to initial public offering		(1,242)
Proceeds from issuance of initial public offering, net of issuance cost			90,818
Proceeds from follow-on offering			19,948
Reimbursed issuance cost from follow-on offering		836
Payment of reimbursable issuance cost related to follow-on offering		(694)	(141)
Payment of deferred consideration for acquisitions	(5,100)	(7,961)	(4,252)
Proceeds from exercise of share options		1,335
Net cash provided by (used in) financing activities	(5,214)	(23,180)	113,086
Net increase (decrease) in cash and cash equivalents	13,523	(95,854)	99,363
Cash and cash equivalents, beginning of year	4,849	100,703	1,340
Cash and cash equivalents, end of year	$ 18,372	$ 4,849	$ 100,703

Schedule I - Financial Information of Parent Company (Details 5) (Parent Company, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Information of Parent Company
Amount due from related parties	$ 21,960	$ 20,747
Amount due to related parties	(12,881)	(12,995)
Triumph
Financial Information of Parent Company
Amount due from related parties	575	575
King's
Financial Information of Parent Company
Amount due from related parties	989	729
Taiwan Camelot
Financial Information of Parent Company
Amount due from related parties	1,410	1,410
Shanghai Camelot
Financial Information of Parent Company
Amount due from related parties	5	5
Beijing Camelot
Financial Information of Parent Company
Amount due from related parties	14,217	13,746
Asialink
Financial Information of Parent Company
Amount due from related parties	31	31
Bayshore
Financial Information of Parent Company
Amount due from related parties	4,370	4,147
Yinfeng
Financial Information of Parent Company
Amount due from related parties	363	104
Huaqiao
Financial Information of Parent Company
Amount due to related parties	$ (12,881)	$ (12,995)